UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Diversified Real Return Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 0.0% (g)
	Industrials — 0.0% (g)
	Machinery — 0.0% (g)
911	CNH Industrial NV, (United Kingdom)	11,843

	Total Common Stocks (Cost $8,284)	11,843

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
1,096	Media General, Inc., CVR (a) (Cost $–)	53

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 1.1%
315,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (Cost $314,847)	314,738

SHARES
Short-Term Investments — 32.0%
	Investment Companies — 32.0%
9,094,458	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $9,094,458)	9,094,458

	Total Investments — 33.1% (Cost $9,417,589)	9,421,092
	Other Assets in Excess of Liabilities — 66.9%	19,013,881

	NET ASSETS — 100.0%	$28,434,973

Percentages indicated are based on net assets.

SUMMARY OF INVESTMENTS BY COUNTRY***
United States	3.4%
United Kingdom	0.1
Short-Term Investments	96.5

***	Percentages indicated are based upon total investments as of November 30, 2017.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

CVR	—	Contingent Value Rights
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stock
Industrials	$11,843	$—	$—	$11,843
Debt Securities
U.S. Treasury Obligations	—	314,738	—	314,738
Rights
Consumer Discretionary	—	—	53	53
Short-Term Investments
Investment Companies	9,094,458	—	—	9,094,458

Total Investments in Securities	$9,106,301	$314,738	$53	$9,421,092

There were no significant transfers between level 1 and level 2 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

Diversified Real Return Fund	Balance as of August 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities	$2,481,630	$96,575	$(84,007)	$411	$—	$(2,494,609)	$—	$—	$—	(a)
Rights — Consumer Discretionary	54	—	(1)	—	—	—	—	—	53

	$2,481,684	$96,575	$(84,008)	$411	$—	$(2,494,609)	$—	$—	$53

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to $0.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.6%
	Continental Airlines Pass-Through Trust,
134	Series 2003-ERJ1, 7.88%, 07/02/2018	135
2,298	Series 2004-ERJ1, 9.56%, 09/01/2019	2,416
— (h)	Series 2006-ERJ1, 9.32%, 11/01/2019 (e)	— (h)
9,648	Series 2012-3, Class C, 6.13%, 04/29/2018	9,793
2,262	Sprint Spectrum Co. LLC, 3.36%, 09/20/2021 (e)	2,280

	Total Asset-Backed Securities (Cost $14,547)	14,624

Collateralized Mortgage Obligation — 0.2%
5,413	Avaya, Inc., 9.25%, 05/30/2025 (bb) (Cost $5,413)	5,413

Corporate Bonds — 12.8%
	Consumer Discretionary — 2.1%
	Auto Components — 0.3%
2,500	American Axle & Manufacturing, Inc., 6.25%, 03/15/2021	2,562
4,250	Icahn Enterprises LP, 5.88%, 02/01/2022	4,346

		6,908

	Automobiles — 0.1%
3,417	Jaguar Land Rover Automotive plc, (United Kingdom), 4.13%, 12/15/2018 (e)	3,468

	Hotels, Restaurants & Leisure — 1.0%
	GLP Capital LP,
2,000	4.38%, 04/15/2021	2,075
3,000	4.88%, 11/01/2020	3,154
5,000	International Game Technology plc, 5.63%, 02/15/2020 (e)	5,257
4,780	MGM Resorts International, 5.25%, 03/31/2020	5,031
7,627	NCL Corp. Ltd., 4.75%, 12/15/2021 (e)	7,894

		23,411

	Media — 0.5%
278	Cablevision Systems Corp., 8.00%, 04/15/2020	297
2,600	Charter Communications Operating LLC, 3.58%, 07/23/2020	2,642
	CSC Holdings LLC,
614	5.25%, 06/01/2024	599
1,486	8.63%, 02/15/2019	1,571
7,000	DISH DBS Corp., 7.88%, 09/01/2019	7,492

		12,601

	Specialty Retail — 0.2%
	Claire’s Stores, Inc.,
1,872	6.13%, 03/15/2020 (e)	1,048
4,000	9.00%, 03/15/2019 (e)	2,490

		3,538

	Total Consumer Discretionary	49,926

	Consumer Staples — 0.1%
	Beverages — 0.1%
1,142	DS Services of America, Inc., (Canada), 10.00%, 09/01/2021 (e)	1,205

	Energy — 2.3%
	Energy Equipment & Services — 0.1%
2,208	Shelf Drilling Holdings Ltd., (United Arab Emirates), 9.50%, 11/02/2020 (e)	2,241

	Oil, Gas & Consumable Fuels — 2.2%
	Andeavor Logistics LP,
4,000	5.50%, 10/15/2019	4,189
3,800	5.88%, 10/01/2020	3,861
5,100	Antero Resources Corp., 5.38%, 11/01/2021	5,227
4,750	DCP Midstream Operating LP, 4.75%, 09/30/2021 (e)	4,881
7,000	Genesis Energy LP, 5.75%, 02/15/2021	7,061
4,250	NGL Energy Partners LP, 5.13%, 07/15/2019	4,292
1,750	Oasis Petroleum, Inc., 6.50%, 11/01/2021	1,772
8,100	Rockies Express Pipeline LLC, 6.85%, 07/15/2018 (e)	8,252
4,000	Sunoco LP, 5.50%, 08/01/2020	4,113
5,209	TerraForm Power Operating LLC, 4.25%, 01/31/2023 (e)(w)	5,222
5,713	Whiting Petroleum Corp., 5.00%, 03/15/2019	5,756

		54,626

	Total Energy	56,867

	Financials — 0.9%
	Banks — 0.2%
3,381	Barclays Bank plc, (United Kingdom), 7.63%, 11/21/2022	3,850

	Consumer Finance — 0.5%
12,050	Ally Financial, Inc., 8.00%, 03/15/2020	13,436

	Thrifts & Mortgage Finance — 0.2%
4,039	Radian Group, Inc., 5.25%, 06/15/2020	4,261

	Total Financials	21,547

	Health Care — 1.6%
	Health Care Equipment & Supplies — 0.3%
7,200	Mallinckrodt International Finance SA, 3.50%, 04/15/2018	7,164

	Health Care Providers & Services — 1.3%
	HCA, Inc.,
7,000	4.25%, 10/15/2019	7,184

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Health Care Providers & Services — continued
6,000	6.50%, 02/15/2020	6,442
	Tenet Healthcare Corp.,
4,000	4.38%, 10/01/2021	4,000
11,841	4.63%, 07/15/2024 (e)	11,664
2,480	4.75%, 06/01/2020	2,530
520	6.00%, 10/01/2020	548

		32,368

	Total Health Care	39,532

	Industrials — 1.4%
	Airlines — 0.6%
5,523	Allegiant Travel Co., 5.50%, 07/15/2019	5,696
8,078	United Continental Holdings, Inc., 4.25%, 10/01/2022	8,098

		13,794

	Commercial Services & Supplies — 0.5%
11,745	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	11,275
1,500	Nielsen Finance LLC, 4.50%, 10/01/2020	1,517

		12,792

	Road & Rail — 0.3%
8,358	DAE Funding LLC, (United Arab Emirates), 4.00%, 08/01/2020 (e)	8,393

	Total Industrials	34,979

	Information Technology — 1.3%
	Electronic Equipment, Instruments & Components — 0.1%
3,400	Anixter, Inc., 5.63%, 05/01/2019	3,519

	IT Services — 0.2%
5,000	Alliance Data Systems Corp., 5.88%, 11/01/2021 (e)	5,113

	Semiconductors & Semiconductor Equipment — 0.1%
2,615	NXP BV, (Netherlands), 4.13%, 06/01/2021 (e)	2,689

	Software — 0.4%
4,350	Infor US, Inc., 5.75%, 08/15/2020 (e)	4,474
2,143	Nuance Communications, Inc., 5.38%, 08/15/2020 (e)	2,173
1,860	Symantec Corp., 4.20%, 09/15/2020	1,910

		8,557

	Technology Hardware, Storage & Peripherals — 0.5%
	Dell International LLC,
5,838	4.42%, 06/15/2021 (e)	6,093
5,000	5.88%, 06/15/2021 (e)	5,200

		11,293

	Total Information Technology	31,171

	Materials — 1.5%
	Chemicals — 0.5%
9,000	CF Industries, Inc., 3.40%, 12/01/2021 (e)	9,111
1,938	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	1,941

		11,052

	Construction Materials — 0.4%
9,545	Cemex SAB de CV, (Mexico), (ICE LIBOR USD 3 Month + 4.75%), 6.11%, 10/15/2018 (e) (aa)	9,783

	Containers & Packaging — 0.4%
5,000	Ardagh Packaging Finance plc, (Ireland), 4.25%, 09/15/2022 (e)	5,112
4,195	Reynolds Group Issuer, Inc., (ICE LIBOR USD 3 Month + 3.50%), 4.86%, 07/15/2021 (e) (aa)	4,284

		9,396

	Metals & Mining — 0.2%
4,600	Freeport-McMoRan, Inc., 3.10%, 03/15/2020	4,606
897	United States Steel Corp., 8.38%, 07/01/2021 (e)	980

		5,586

	Total Materials	35,817

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
3,000	Equinix, Inc., 5.38%, 01/01/2022	3,124

	Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.4%
9,596	Level 3 Financing, Inc., 6.13%, 01/15/2021	9,764

	Wireless Telecommunication Services — 0.6%
6,000	SoftBank Group Corp., (Japan), 4.50%, 04/15/2020 (e)	6,142
5,000	Sprint Communications, Inc., 7.00%, 03/01/2020 (e)	5,356
3,334	T-Mobile USA, Inc., 4.00%, 04/15/2022	3,426

		14,924

	Total Telecommunication Services	24,688

	Utilities — 0.5%
	Electric Utilities — 0.0% (g)
75,000	Texas Competitive Electric Holdings Co. LLC, 8.50%, 05/01/2020 (d) (bb)	375

	Independent Power and Renewable Electricity Producers — 0.5%
4,000	AES Corp., 7.38%, 07/01/2021	4,500
5,000	Calpine Corp., 6.00%, 01/15/2022 (e)	5,150
	GenOn Energy, Inc.,
1,360	9.50%, 10/15/2018 (d)	966

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power and Renewable Electricity Producers — continued
1,640	9.88%, 10/15/2020 (d)	1,156

		11,772

	Total Utilities	12,147

	Total Corporate Bonds (Cost $307,691)	311,003

SHARES
Common Stocks — 0.4%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
3	Sabine Oil & Gas Holdings, Inc. (a)	155
1	Southcross Holdco Equity (a) (bb)	691

	Total Energy	846

	Utilities — 0.3%
	Independent Power and Renewable Electricity Producers — 0.3%
430	Vistra Energy Corp.	8,119

	Total Common Stocks (Cost $7,681)	8,965

Preferred Stock — 0.7%
	Financials — 0.7%
	Insurance — 0.7%
16	XLIT Ltd., (Bermuda), Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @ (Cost $13,587)	15,707

PRINCIPAL AMOUNT($)
Loan Assignments — 81.3% (cc)
	Consumer Discretionary — 16.8%
	Auto Components — 0.3%
816	Key Safety Systems, Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 4.50%), 5.89%, 08/29/2021 (aa)	811
6,503	USI, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	6,485

		7,296

	Diversified Consumer Services — 1.0%
23,976	Spin Holdco, Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	24,156

	Hotels, Restaurants & Leisure — 3.1%
23,482	1011778 BC ULC, 1st Lien Term Loan B, (LIBOR+ 2.25%), 3.59%, 02/16/2024 (aa)	23,467
2,608	Aristocrat International, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.00%), 3.36%, 09/19/2024 (aa)	2,620
4,130	Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 02/22/2023 (aa)	4,172
3,207	Golden Nugget, Inc., 1st Lien Term Loan B, (LIBOR + 3.25%), 4.60%, 10/04/2023 (aa)	3,230
7,272	Greektown Holdings LLC, Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 04/25/2024 (aa)	7,281
8,687	Hanjin International Corp., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.85%, 10/19/2020 (aa)	8,687
12,317	Hilton Worldwide Finance LLC, Series B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.33%, 10/25/2023 (aa)	12,375
12,485	Penn National Gaming, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 01/19/2024 (aa)	12,539

		74,371

	Leisure Products — 1.1%
14,475	Delta 2 Sarl, USD Facility B-3 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	14,547
20,319	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 04/19/2019 (aa)	12,801

		27,348

	Media — 8.4%
17,132	Altice US Finance I Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 07/28/2025 (aa)	16,996
7,168	AMC Entertainment, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 12/15/2022 (aa)	7,186
2,382	AMC Entertainment, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 10/31/2023 (aa)	2,379
2,563	Charter Communications Operating LLC, 1st Lien Term Loan H, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 01/15/2022 (aa)	2,571
1,870	Charter Communications Operating LLC, 1st Lien Term Loan I, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 01/15/2024 (aa)	1,878

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Media — continued
20,550	CSC Holdings LLC, 1st Lien, (ICE LIBOR USD 1 Month + 2.25%), 3.51%, 07/17/2025 (aa)	20,422
9,761	Gray Television, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.74%, 02/07/2024 (aa)	9,805
7,676	Hoya Midco LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 06/30/2024 (aa)	7,666
11,961	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	9,011
2,795	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	2,092
714	Mission Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/2024 (aa)	716
8,707	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.50%), 3.91%, 08/21/2023 (aa)	8,729
5,657	Nexstar Broadcasting, Inc., Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.74%, 01/17/2024 (aa)	5,671
14,214	NVA Holdings, Inc., Term B-2 Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 08/14/2021 (aa)	14,303
12,000	Red Ventures LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.33%, 10/18/2024 (aa)	11,936
10,528	Regal Cinemas Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 04/01/2022 (aa)	10,513
8,231	Sinclair Broadcast Group, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 01/03/2024 (aa)	8,231
7,099	Tribune Media Co., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 01/26/2024 (aa)	7,110
5,442	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	5,445
31,995	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	31,755
1,967	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 03/21/2018 (d) (aa) (bb)	—	(h)
10,825	WMG Acquisition Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.83%, 11/01/2023 (aa)	10,832
8,452	Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/18/2023 (aa)	8,492

		203,739

	Multiline Retail — 0.7%
9,074	JC Penney Corp., Term Loan B, (ICE LIBOR USD 3 Month + 4.25%), 5.73%, 06/23/2023 (aa)	8,267
11,306	Neiman Marcus Group, Inc., Other Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.49%, 10/25/2020 (aa)	9,211

		17,478

	Specialty Retail — 1.4%
3,802	Culligan Holding, Inc., 1st Lien Term Loan B1, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 12/13/2023 (aa)	3,831
3,471	Digicert Holdings, Inc.,1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.13%, 09/20/2024 (aa)	3,514
4,108	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.34%, 03/11/2022 (aa)	3,537
24,250	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.31%, 09/12/2024 (aa)	23,202

		34,084

	Textiles, Apparel & Luxury Goods — 0.8%
6,313	Cole Haan LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 01/31/2020 (aa)	5,856
4,799	Nine West Holdings, Inc., Initial Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.10%, 10/08/2019 (aa)	4,037
9,702	SAMSONITE IP Holdings, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 08/01/2023 (aa)	9,748

		19,641

	Total Consumer Discretionary	408,113

	Consumer Staples — 8.6%
	Food & Staples Retailing — 4.8%
24,984	Albertson’s LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 12/21/2022 (aa)	24,270
9,690	Albertson’s LLC, 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 08/25/2021 (aa)	9,406
7,976	BJ’s Wholesale Club, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 02/03/2024 (aa)	7,844
2,075	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.74%, 02/03/2025 (aa)	2,019
17,344	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	13,702

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Food & Staples Retailing — continued
13,000	Rite Aid Corp., Tranche 2 Term Loan, (1 Week LIBOR + 3.88%), 5.09%, 06/21/2021 (aa)	13,016
17,966	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	17,292
29,943	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/08/2024 (aa)	28,820

		116,369

	Food Products — 3.1%
15,487	Dole Food Co., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.06%, 04/06/2024 (aa)	15,536
16,694	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 06/02/2021 (aa) ^	16,770
24,470	JBS USA LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.76%, 10/30/2022 (aa)	23,944
19,261	Pinnacle Foods Finance LLC, Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 02/02/2024 (aa)	19,364

		75,614

	Household Products — 0.4%
9,494	Clover Merger Sub, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 09/26/2024 (aa)	9,067

		—
	Personal Products — 0.3%
7,642	Prestige Brands, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/26/2024 (aa)	7,679

	Total Consumer Staples	208,729

	Energy — 6.3%
	Energy Equipment & Services — 0.1%
2,947	Floatel International Ltd., Initial Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 6.33%, 06/27/2020 (aa)	2,230

		—
	Oil, Gas & Consumable Fuels — 6.2%
12,210	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.66%, 12/31/2021 (aa)	13,187
15,910	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 3 Month + 5.50%), 6.02%, 12/31/2022 (aa) ^	15,640
5,750	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/2021 (aa)	6,117
5,883	CITGO Petroleum Corp., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.84%, 07/29/2021 (aa)	5,789
13,956	Energy Transfer Equity LP, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.28%, 02/02/2024 (aa)	13,888
7,518	Gulf Finance LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 5.25%), 08/25/2023 (aa)	6,992
1,000	Medallion Midland Acquisition LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.56%, 10/30/2024 (aa)	1,001
39,004	MEG Energy Corp., 1st Lien Term B Loan, (Canada), (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	38,976
1,311	Southcross Holdings Borrower LP, Tranche B Term Loan, (LIBOR + 3.50% —5.50%), 3.50%, 04/13/2023 (aa)	1,288
11,110	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 05/16/2022 (aa)	11,286
4,117	TerraForm Power Operating LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.25%), 4.15%, 11/08/2022 (aa)	4,153
31,554	Ultra Resources, Inc., Term Loan, (LIBOR + 3.00%), 04/12/2024 (aa)	31,475

		149,792

	Total Energy	152,022

	Financials — 1.1%
	Banks — 0.2%
5,295	Associated Asphalt Partners LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.60%, 03/29/2024 (aa)	4,818

		—
	Capital Markets — 0.6%
906	Duff & Phelps Corp., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.61%, 10/05/2024 (aa)	906
11,621	Misys, Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.98%, 06/13/2024 (aa)	11,605
2,480	The Edelman Financial Center, LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 4.50%), 5.65%, 11/01/2024 (aa)	2,508

		15,019

	Diversified Financial Services — 0.2%
3,177	Tkc Holdings Inc., 1st Lien Term Loan, (LIBOR + 4.25%), 5.67%, 02/01/2023 (aa)	3,211
1,611	Tkc Holdings Inc., 2nd Lien Term Loan, (ICE LIBOR USD 2 Month + 8.00%), 9.42%, 02/01/2024 (aa)	1,623

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Diversified Financial Services — continued

		4,834

	Insurance — 0.1%
2,730	HUB International Ltd., Initial Term Loan, (LIBOR + 3.00%), 4.41%, 10/02/2020 (aa)	2,742

	Total Financials	27,413

	Health Care — 8.2%
	Health Care Equipment & Supplies — 1.0%
8,673	Auris Luxembourg III Sarl, Term Loan B-7, (Luxembourg), (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/17/2022 (aa)	8,733
16,622	Mallinckrodt International Finance, Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 09/24/2024 (aa)	16,608

		25,341

	Health Care Providers & Services — 4.8%
2,986	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 3.99%, 02/16/2023 (aa)	3,001
16,262	CHG Healthcare Services, Term Loan B, (LIBOR + 3.25%), 4.63%, 06/07/2023 (aa)	16,318
15,840	Community Health Systems, Inc., Incremental 2021 Term H Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.48%, 01/27/2021 (aa) ^	15,156
16,005	Community Health Systems, Inc., Term Loan G, (ICE LIBOR USD 3 Month + 2.75%), 4.23%, 12/31/2019 (aa) ^	15,556
3,400	Dupage Medical Group Ltd., 1st Lien Term Loan, (LIBOR + 3.00%), 4.42%, 08/15/2024 (aa)	3,404
12,288	MultiPlan, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/2023 (aa)	12,294
21,297	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/2021 (aa)	21,399
8,240	Pharmerica Corp., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 09/26/2024 (aa) ^	8,286
18,034	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 02/06/2024 (aa)	17,618
4,080	Wink Holdco, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 11/01/2024 (aa) ^	4,101

		117,133

	Health Care Technology — 0.4%
8,739	Press Ganey Holdings, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/23/2023 (aa)	8,790

	Life Sciences Tools & Services — 0.1%
2,400	Albany Molecular Research, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.58%, 08/30/2024 (aa)	2,407

	Pharmaceuticals — 1.9%
20,571	Concordia Healthcare Corp., Initial Dollar Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	16,470
14,925	Grifols Worldwide Operations Ltd., Term Loan B, (1 Week LIBOR + 2.25%), 3.45%, 01/31/2025 (aa)	14,962
14,662	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (Canada), (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	14,857

		46,289

	Total Health Care	199,960

	Industrials — 8.5%
	Aerospace & Defense — 1.5%
18,000	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	18,068
2,701	TransDigm Group, Inc., 1st Lien Term Loan D, (LIBOR + 3.00%), 4.33%, 06/04/2021 (aa)	2,703
2,704	TransDigm Group, Inc., 1st Lien Term Loan E, (LIBOR + 3.00%), 4.27%, 05/14/2022 (aa)	2,710
12,888	TransDigm Group, Inc., Tranche F Term Loan, (LIBOR + 3.00%), 06/09/2023 (aa)	12,889

		36,370

	Air Freight & Logistics — 0.4%
10,123	XPO Logistics, Inc., Term loan B, (ICE LIBOR USD 3 Month + 2.25%), 3.60%, 11/01/2021 (aa)	10,170

	Airlines — 0.8%
19,250	American Airlines, Inc, 1st Lien Term loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.24%, 12/14/2023 (aa)	19,224

	Building Products — 1.2%
8,760	Continental Building Products, Inc., Term Loan B, (LIBOR + 2.50%), 3.84%, 08/18/2023 (aa)	8,782
5,278	Jeld-Wen, Inc., Term B-3 Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 07/01/2022 (aa)	5,310

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Building Products — continued
8,824	Summit Materials LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.60%, 11/11/2024 (aa) ^	8,874
5,487	Unifrax LLC, Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 03/29/2024 (aa)	5,507

		28,473

	Commercial Services & Supplies — 2.9%
3,255	Advanced Disposal Services, Inc., Term Loan B, (1 Week LIBOR + 2.25%), 3.45%, 11/10/2023 (aa)	3,257
19,771	Garda World Security, 1st Lien Term Loan B, (Canada), (LIBOR+ 2.50% —3.50%), 5.47%, 05/24/2024 (aa)	19,825
36,025	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 05/02/2022 (aa)	36,272
4,554	TRC Co., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.28%, 05/24/2024 (aa)	4,557
5,881	University Support Services LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.25%), 4.25%, 07/06/2022 (aa)	5,940

		69,851

	Machinery — 0.9%
9,322	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (Luxembourg), (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 03/11/2022 (aa)	9,364
9,431	Rexnord LLC/RBS Global Inc., Term Loan B, (LIBOR+ 2.75%), 4.09%, 08/21/2023 (aa)	9,438
4,705	Zodiac Pool Solutions LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.33%, 12/20/2023 (aa)	4,716

		23,518

	Materials — 0.5%
11,771	Gates Global LLC, 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.39%, 04/01/2024 (aa)	11,830

	Road & Rail — 0.1%
2,316	URS Merger Sub Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 5.25%), 6.60%, 10/18/2024 (aa)	2,328

	Trading Companies & Distributors — 0.2%
6,048	HD Supply, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 3 Month + 2.50%), 3.83%, 10/17/2023 (aa)	6,088

	Total Industrials	207,852

	Information Technology — 9.3%
	Communications Equipment — 1.7%
9,745	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 11/08/2024 (aa) ^	9,608
6,189	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	6,185
26,626	Avaya, Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 5.25%), 6.62%, 05/29/2020 (d) (aa)	20,292
4,886	Global Tel*Link Corp., 1st Lien Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.33%, 05/23/2020 (aa)	4,892

		40,977

	Internet Software & Services — 0.6%
6,601	Go Daddy Operating Co. LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 02/15/2024 (aa)	6,619
3,190	Impala Private Holdings II LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.25%, 11/08/2024 (aa)	3,174
3,772	Rackspace Hosting, Inc., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.38%, 11/03/2023 (aa)	3,766

		13,559

	IT Services — 2.6%
13,790	Exela Technologies, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 7.00%), 8.80%, 06/30/2023 (aa)	12,937
	First Data Corp., 1st Lien Term Loan,
10,907	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	10,906
25,973	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 04/26/2024 (aa)	25,968
4,728	Optiv Security, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.63%, 02/01/2024 (aa)	4,502
4,000	Optiv Security, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 3 Month + 7.25%), 8.63%, 01/31/2025 (aa)	3,700
5,186	SMS Systems Maintenance Services, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 5.00%), 6.35%, 10/30/2023 (aa)	4,555

		62,568

	Semiconductors & Semiconductor Equipment — 0.9%
7,026	Microsemi Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.38%, 01/13/2023 (aa)	7,043
9,175	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.49%, 03/31/2023 (aa)	9,206

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Semiconductors & Semiconductor Equipment — continued
5,237	Versum Materials, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 3 Month + 2.50%), 09/29/2023 (aa)	5,260

		21,509

	Software — 2.3%
4,339	Applied Systems., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.57%, 09/19/2024 (aa)	4,381
4,422	Genesys Telecom Holdings (Greeneden), 1st Lien Term Loan B-2, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 12/01/2023 (aa)	4,445
9,674	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/2022 (aa)	9,660
5,883	Landesk Software Group, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 01/20/2024 (aa)	5,689
1,885	Landesk Software Group, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 9.00%), 10.35%, 01/20/2025 (aa)	1,813
7,496	Qlik Technologies, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.04%, 04/26/2024 (aa)	7,328
5,134	Salient CRGT, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 5.75%), 7.10%, 02/24/2022 (aa)	5,160
13,470	SolarWinds, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 02/03/2023 (aa)	13,518
4,531	Solera LLC, Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 03/03/2023 (aa)	4,551

		56,545

	Technology Hardware, Storage & Peripherals — 1.2%
15,178	Dell International LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.35%, 09/07/2023 (aa)	15,182
5,430	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.92%, 10/31/2022 (aa)	5,488
5,393	Radiate Holdco LLC, Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	5,349
4,345	Thoughtworks, Inc. Term Loan, (ICE LIBOR USD 3 Month + 5.00%), 5.77%, 10/04/2024 (aa)	4,345

		30,364

	Total Information Technology	225,522

	Materials — 4.4%
	Chemicals — 2.0%
8,001	Axalta Coating Systems US Holdings, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.33%, 06/01/2024 (aa)	8,024
11,175	Chemours Co. (The), Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 05/12/2022 (aa)	11,266
4,205	Gemini HDPE LLC, Advance, (ICE LIBOR USD 3 Month + 3.00%), 4.38%, 08/06/2021 (aa)	4,208
4,044	New Arclin US Holding Corp., Term Loan, (ICE LIBOR USD 3 Month + 4.25%), 5.58%, 02/14/2024 (aa)	4,072
9,105	PolyOne Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.26%, 11/11/2022 (aa)	9,151
1,550	Trinseo Materials Operating SCA, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 09/06/2024 (aa)	1,561
	Tronox Finance LLC, 1st Lien Term Loan B,
3,047	(ICE LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/2024 (aa)	3,071
7,031	(ICE LIBOR USD 3 Month + 3.00%), 4.32%, 09/23/2024 (aa)	7,087

		48,440

	Containers & Packaging — 2.4%
6,332	Berry Global, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.50%, 01/19/2024 (aa)	6,348
6,138	Berry Plastics Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 10/01/2022 (aa)	6,157
8,090	Bway Holding Co., 1st Lien Term Loan, (LIBOR+ 3.25%), 4.60%, 04/03/2024 (aa)	8,121
8,065	Consolidated Container, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 05/22/2024 (aa)	8,103
1,582	HLX PLY Holdings, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.34%, 12/29/2023 (aa)	1,590
10,224	Reynolds Group Holdings, Inc., Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 02/05/2023 (aa)	10,269
5,274	Ring Container Technologies LLC, 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 10/31/2024 (aa)	5,275
11,961	Viskase Corp., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.58%, 01/30/2021 (aa)	11,685

		57,548

	Total Materials	105,988

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
9,524	GEO Group, Inc. (The), Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.57%, 03/22/2024 (aa)	9,536

	Real Estate Management & Development — 0.1%
2,993	CityCenter Holdings LLC, Term B Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 04/18/2024 (aa)	3,005

	Total Real Estate	12,541

	Telecommunication Services — 9.2%
	Diversified Telecommunication Services — 7.3%
27,920	Centurylink, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/31/2025 (aa) ^	26,716
20,425	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	20,673
11,011	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	10,816
6,209	Frontier Communications Corp., Term Loan, (ICE LIBOR USD 1 Month + 3.75%), 5.09%, 06/15/2024 (aa)	5,907
21,943	Hargray Communications Group, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	21,936
25,655	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (Luxembourg), (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	25,571
27,300	Level 3 Financing, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.70%, 02/22/2024 (aa)	27,266
12,491	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 11/01/2024 (aa)	12,596
1,708	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.25%), 9.60%, 11/01/2025 (aa)	1,720
10,995	US TelePacific Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 5.00%), 6.35%, 04/13/2023 (aa) ^	10,555
4,699	Windstream Communications LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.00%), 5.27%, 03/29/2021 (aa)	4,417
7,548	Zayo Group LLC, Term B-2 Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.56%, 01/19/2024 (aa)	7,566

		175,739

	Wireless Telecommunication Services — 1.9%
10,936	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.24%, 05/01/2023 (aa)	10,957
5,980	Cable & Wireless Communications Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 01/31/2025 (aa)	5,986
10,025	Sprint Communications, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.88%, 02/02/2024 (aa)	10,022
11,783	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 04/23/2019 (aa)	11,601
8,446	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 04/23/2019 (aa)	8,315

		46,881

	Total Telecommunication Services	222,620

	Utilities — 8.4%
	Electric Utilities — 3.9%
31,262	Calpine Construction Finance Co., Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 05/03/2020 (aa)	31,233
21,750	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 06/30/2018 (aa)	21,816
4,328	Homer City Generation LP, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 11.00%), 12.35%, 04/05/2023 (aa)	3,643
6,345	Lightstone Holdco LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	6,361
395	Lightstone Holdco LLC, 1st Lien Term Loan C, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 01/30/2024 (aa)	396
25,262	Texas Competitive Electric Holdings Co. LLC, Term Loan, (LIBOR + 2.75%), 4.10%, 08/04/2023 (aa)	25,364
5,805	Texas Competitive Electric Holdings Co. LLC, Term Loan C, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 08/04/2023 (aa)	5,829

		94,642

	Independent Power and Renewable Electricity Producers — 4.5%
8,479	AES Corp., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 2.00%), 3.45%, 05/24/2022 (aa)	8,505
	Calpine Corp., Term Loan,
12,964	(ICE LIBOR USD 1 Month + 1.75%), 3.10%, 12/31/2019 (aa) ^	12,964
9,396	(ICE LIBOR USD 3 Month + 2.75%), 4.09%, 01/15/2024 (aa)	9,401

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Loan Assignments — continued
	Independent Power and Renewable Electricity Producers — continued
22,571	Dynegy, Inc., Term Loan, (ICE LIBOR USD 1 Month + 3.25%), 4.60%, 02/07/2024 (aa)	22,694
9,281	ExGen Renewables I LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 11/15/2024 (aa) ^	9,351
18,018	NRG Energy, Inc., Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.58%, 06/30/2023 (aa)	18,029
3,532	Talen Energy Supply, Term Loan B-1, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 07/15/2023 (aa)	3,545
25,347	Talen Energy Supply, Term Loan B-2, (ICE LIBOR USD 1 Month + 4.00%), 5.35%, 04/15/2024 (aa)	25,436

		109,925

	Total Utilities	204,567

	Total Loan Assignments (Cost $2,006,877)	1,975,327

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Utilities — 0.0% (g)
	Independent Power and Renewable Electricity Producers — 0.0% (g)
1,250	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $—)	1,094

NUMBER OF WARRANTS
Warrants — 0.0% (g)
	Energy — 0.0%(g)
	Oil, Gas & Consumable Fuels — 0.0% (g)
	Sabine Oil & Gas Holdings, Inc.,
2	expiring 04/13/2026 (a)	11
11	expiring 04/13/2026 (Strike Price $1.00) (a)	72

	Total Warrants (Cost $67)	83

SHARES
Short-Term Investment — 4.9%
	Investment Company — 4.9%
119,195	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.93% (b) (l) (Cost $119,195)	119,195

	Total Investments — 100.9% (Cost $2,475,058)	2,451,411
	Liabilities in Excess of Other Assets — (0.9)%	(22,400)

	NET ASSETS — 100.0%	$2,429,011

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

DIP	—	Debtor-in-possession
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$14,624	$—		$14,624
Collateralized Mortgage Obligations	—	—	5,413		5,413
Corporate Bonds
Consumer Discretionary	—	49,926	—		49,926
Consumer Staples	—	1,205	—		1,205
Energy	—	56,867	—		56,867
Financials	—	21,547	—		21,547
Health Care	—	39,532	—		39,532
Industrials	—	34,979	—		34,979
Information Technology	—	31,171	—		31,171
Materials	—	35,817	—		35,817
Real Estate	—	3,124	—		3,124
Telecommunication Services	—	24,688	—		24,688
Utilities	—	11,772	375		12,147

Total Corporate Bonds	—	310,628	375		311,003

Common Stocks
Energy	—	155	691		846
Utilities	8,119	—	—		8,119

Total Common Stocks	8,119	155	691		8,965

Preferred Stock
Financials	—	15,707	—		15,707
Loan Assignments
Consumer Discretionary	—	408,113	—	(a)	408,113
Consumer Staples	—	208,729	—		208,729
Energy	—	152,022	—		152,022
Financials	—	27,413	—		27,413
Health Care	—	199,960	—		199,960
Industrials	—	207,852	—		207,852
Information Technology	—	225,522	—		225,522
Materials	—	105,988	—		105,988
Real Estate	—	12,541	—		12,541
Telecommunication Services	—	222,620	—		222,620
Utilities	—	204,567	—		204,567

Total Loan Assignments	—	1,975,327	—	(a)	1,975,327

RIGHTS
Utilities	—	—	1,094		1,094
Warrants
Energy	72	11	—		83
Short-Term Investment
Investment Company	119,195	—	—		119,195

Total Investments in Securities	$127,386	$2,316,452	$7,573		$2,451,411

(a)	Amount rounds to less than 500.

There were no transfers between level 1 and level 2 during the period ended November 30, 2017.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 5.8%
	Cayman Islands — 3.0%
1,002	ACIS CLO Ltd., Series 2017-7A, Class A1, 2.73%, 05/01/2027 (e) (z)	1,007
	AIMCO CLO,
2,429	Series 2014-AA, Class AR, 2.46%, 07/20/2026 (e) (z)	2,436
1,125	Series 2017-AA, Class A, 2.62%, 07/20/2029 (e) (z)	1,133
2,282	Bain Capital Credit CLO, Series 2017-1A, Class A1, 2.56%, 07/20/2030 (e) (z)	2,293
4,750	Cedar Funding II CLO Ltd., Series 2013-1A, Class A1R, 2.55%, 06/09/2030 (e) (z)	4,777
5,200	CFIP CLO Ltd., Series 2017-1A, Class A, 1.00%, 01/18/2030 (e) (w) (z)	5,200
	CIFC Funding Ltd.,
1,999	Series 2017-1A, Class A, 2.72%, 04/23/2029 (e) (z)	2,023
2,997	Series 2017-2A, Class A, 2.60%, 04/20/2030 (e) (z)	3,024
4,028	Dryden 49 Senior Loan Fund, Series 2017-49A, Class A, 2.56%, 07/18/2030 (e) (z)	4,061
1,000	Flatiron CLO Ltd., Series 2013-1A, Class A1R, 2.51%, 01/17/2026 (e) (z)	1,002
2,414	GoldentTree Loan Management US CLO 1 Ltd., Series 2017-1A, Class A, 2.58%, 04/20/2029 (e) (z)	2,433
2,167	Grippen Park CLO Ltd., Series 2017-1A, Class A, 2.62%, 01/20/2030 (e) (z)	2,182
2,073	LCM XV LP, Series 15A, Class AR, 2.60%, 07/20/2030 (e) (z)	2,088
3,620	LCM XVI LP, Series 16A, Class AR, 2.39%, 07/15/2026 (e) (z)	3,638
2,593	Nassau Ltd., Series 2017-IA, Class A1A, 2.72%, 10/15/2029 (e) (z)	2,604
4,130	Neuberger Berman CLO XIV Ltd., Series 2013-14A, Class AR, 2.63%, 01/28/2030 (e) (z)	4,160
1,832	Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 2.59%, 04/19/2030 (e) (z)	1,845
4,160	OCP CLO Ltd., Series 2017-13A, Class A1A, 2.56%, 07/15/2030 (e) (z)	4,185
1,627	Octagon Investment Partners 30 Ltd., Series 2017-1A, Class A1, 2.68%, 03/17/2030 (e) (z)	1,648
3,161	Race Point VIII CLO Ltd., Series 2013-8A, Class AR, 2.78%, 02/20/2030 (e) (z)	3,179
2,065	Renew, Series 2017-1A, Class B, 5.75%, 09/20/2052 (e) (bb)	2,103
3,330	Sound Point CLO IV Ltd., Series 2013-3A, Class AR, 2.46%, 01/21/2026 (e) (z)	3,331
4,630	TCI-Cent CLO Income Note Issuer Ltd., Series 2017-1A, Class A1, 2.64%, 07/25/2030 (e) (z)	4,667
	THL Credit Wind River CLO Ltd.,
1,335	Series 2017-1A, Class A, 2.69%, 04/18/2029 (e) (z)	1,349
4,680	Series 2017-2A, Class A, 2.54%, 07/20/2030 (e) (z)	4,686
2,456	TIAA CLO II Ltd., Series 2017-1A, Class A, 2.64%, 04/20/2029 (e) (z)	2,470
3,620	TRESTLES CLO Ltd., Series 2017-1A, Class A1A, 2.59%, 07/25/2029 (e) (z)	3,642
4,335	VOYA CLO, Series 2017-2A, Class A1, 2.51%, 06/07/2030 (e) (z)	4,361

		81,527

	Italy — 0.0% (g)
EUR 5	Italfinance Securitisation Vehicle SRL, Reg. S, Series 2005-1, Class A, 03/14/2023 (z)	6

	United States — 2.8%
92	ABFC Trust, Series 2004-OPT2, Class M2, 2.83%, 07/25/2033 (z) (bb)	88
97	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M2, 2.90%, 04/25/2034 (z) (bb)	96
844	American Airlines Pass-Through Trust, Series 2015-1, Class B, 3.70%, 05/01/2023	846
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
94	Series 2003-W7, Class M2, 3.95%, 03/25/2034 (z) (bb)	94
101	Series 2004-W3, Class A3, 2.15%, 02/25/2034 (z) (bb)	96
30	Bear Stearns Asset-Backed Securities Trust, Series 2002-1, Class 1A5, SUB, 6.89%, 12/25/2034 (bb)	30
400	CIG Auto Receivables Trust, Series 2017-1A, Class C, 5.33%, 12/16/2024 (e)	399
1,910	Citi Held For Asset Issuance, Series 2015-PM2, Class C, 5.96%, 03/15/2022 (e) (bb)	1,949
	CLUB Credit Trust,
1,200	Series 2017-NP1, Class C, 5.13%, 04/17/2023 (e)	1,211
1,646	Series 2017-P1, Class A, 2.42%, 09/15/2023 (e)	1,647

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
3,285	Series 2017-P1, Class B, 3.56%, 09/15/2023 (e)	3,299
1,700	Series 2017-P2, Class A, 2.61%, 01/15/2024 (e)	1,700
71	Consumer Credit Origination Loan Trust, Series 2015-1, Class B, 5.21%, 03/15/2021 (e) (bb)	71
122	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	134
	Countrywide Asset-Backed Certificates,
65	Series 2002-4, Class M1, 2.45%, 12/25/2032 (z) (bb)	64
126	Series 2004-2, Class M1, 2.08%, 05/25/2034 (z) (bb)	126
15	Series 2004-BC1, Class M3, 3.43%, 10/25/2033 (z) (bb)	14
2,985	Series 2004-ECC2, Class M2, 2.30%, 12/25/2034 (z) (bb)	2,988
1,824	Series 2005-AB3, Class 1A1, 1.83%, 02/25/2036 (z) (bb)	1,797
	DT Auto Owner Trust,
1,365	Series 2015-3A, Class D, 4.53%, 10/17/2022 (e)	1,399
1,384	Series 2017-4A, Class D, 3.47%, 07/17/2023 (e)	1,384
1,650	Series 2017-4A, Class E, 5.15%, 11/15/2024 (e)	1,649
72	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.77%, 11/15/2019 (e)	72
122	First Franklin Mortgage Loan Trust, Series 2004-FF5, Class A1, 2.05%, 08/25/2034 (z) (bb)	118
860	FirstKey Lending Trust, Series 2015-SFR1, Class D, 4.37%, 03/09/2047 (e) (z) (bb)	861
198	Flagship Credit Auto Trust, Series 2014-2, Class C, 3.95%, 12/15/2020 (e)	201
47	Fremont Home Loan Trust, Series 2004-2, Class M2, 2.26%, 07/25/2034 (z)	47
340	GMAT Trust, Series 2013-1A, Class M, 5.00%, 11/25/2043 (e) (z) (bb)	287
39	Home Equity Asset Trust, Series 2004-6, Class M2, 2.23%, 12/25/2034 (z) (bb)	38
2,000	Kabbage Asset Securitization LLC, Series 2017-1, Class C, 8.00%, 03/15/2022 (e) (bb)	2,116
1,300	LendingClub Issuance Trust, Series 2016-NP2, Class B, 6.00%, 01/17/2023 (e)	1,335
	Lendmark Funding Trust,
685	Series 2017-2A, Class B, 3.38%, 05/20/2026 (e)	685
515	Series 2017-2A, Class C, 4.33%, 05/20/2026 (e)	515
3,088	LV Tower 52 Issuer, Series 2013-1, Class M, 7.75%, 02/15/2023 (e) (bb)	3,088
	Marlette Funding Trust,
945	Series 2017-3A, Class A, 2.36%, 12/15/2024 (e)	944
740	Series 2017-3A, Class B, 3.01%, 12/15/2024 (e)	739
280	Series 2017-3A, Class C, 4.01%, 12/15/2024 (e)	282
82	Merrill Lynch Mortgage Investors Trust, Series 2003-OPT1, Class M1, 2.30%, 07/25/2034 (z) (bb)	81
6,550	MFRA Trust, Series 2017-NPL1, Class A1, SUB, 1.00%, 11/25/2047 (e)	6,550
138	Mid-State Capital Corp. Trust, Series 2006-1, Class M2, 6.74%, 10/15/2040 (e) (bb)	157
67	Morgan Stanley ABS Capital I, Inc. Trust, Series 2004-HE1, Class M1, 2.18%, 01/25/2034 (z) (bb)	67
67	New Century Home Equity Loan Trust, Series 2003-4, Class M2, 4.06%, 10/25/2033 (z) (bb)	66
1,817	NRPL Trust, Series 2015-2A, Class A1, SUB, 3.75%, 10/25/2057 (e) (bb)	1,821
	OneMain Financial Issuance Trust,
182	Series 2014-2A, Class C, 4.33%, 09/18/2024 (e) (bb)	183
151	Series 2014-2A, Class D, 5.31%, 09/18/2024 (e) (bb)	153
1,266	Series 2015-1A, Class A, 3.19%, 03/18/2026 (e)	1,274
608	Series 2015-1A, Class C, 5.12%, 03/18/2026 (e)	616
1,100	Series 2017-1A, Class D, 4.52%, 09/14/2032 (e)	1,096
1,170	Oportun Funding VI LLC, Series 2017-A, Class B, 3.97%, 06/08/2023 (e) (z) (bb)	1,155
302	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M3, 2.17%, 01/25/2036 (z) (bb)	304
87	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1, 2.23%, 10/25/2034 (z) (bb)	87

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
1,400	Progress Residential Trust, Series 2015-SFR2, Class D, 3.68%, 06/12/2032 (e) (bb)	1,405
	Prosper Marketplace Issuance Trust,
3,250	Series 2017-3A, Class A, 2.36%, 11/15/2023 (e)	3,244
2,600	Series 2017-3A, Class B, 3.36%, 11/15/2023 (e)	2,598
	RASC Trust,
2,081	Series 2005-EMX1, Class M1, 1.97%, 03/25/2035 (z) (bb)	2,087
	Renaissance Home Equity Loan Trust,
888	Series 2004-1, Class M1, 2.20%, 05/25/2034 (z) (bb)	856
525	Series 2005-1, Class AF6, SUB, 4.97%, 05/25/2035 (bb)	537
910	Series 2005-2, Class M1, SUB, 5.05%, 08/25/2035 (bb)	925
231	Saxon Asset Securities Trust, Series 2004-3, Class M1, 2.23%, 12/26/2034 (z) (bb)	227
1,584	SoFi Consumer Loan Program LLC, Class B, 3.52%, 11/25/2026 (e)	1,579
700	Springleaf Funding Trust, Series 2016-AA, Class B, 3.80%, 11/15/2029 (e)	706
154	Structured Asset Investment Loan Trust, Series 2003-BC10, Class A4, 2.33%, 10/25/2033 (z) (bb)	151
612	US Airways Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/2021	647
3,240	Veros Automobile Receivables Trust, Series 2017-1, Class A, 2.84%, 04/17/2023 (e)	3,237
1,577	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	1,580
3,575	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e)	3,574
2,380	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e)	2,380
1,497	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	1,497
1,498	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.88%, 09/25/2045 (e) (bb)	1,502

		74,751

	Total Asset-Backed Securities (Cost $154,968)	156,284

Collateralized Mortgage Obligations — 2.3%
	Italy — 0.0% (g)
EUR 120	Intesa Sec Srl, Reg. S, Series 3, Class B, 10/30/2033 (z) (bb)	142

	United States — 2.3%
	Alternative Loan Trust
4,618	Series 2004-25CB, Class A1, 6.00%, 12/25/2034	4,751
100	Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	102
1,738	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	1,739
4,527	Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	4,578
382	Avaya, Inc., 9.25%, 05/30/2025 (bb)	382
114	Chase Mortgage Finance Trust, Series 2007-A1, Class 2A3, 3.69%, 02/25/2037 (z)	115
1,984	CHL Mortgage Pass-Through Trust, Series 2007-16, Class A1, 6.50%, 10/25/2037	1,729
1,195	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1.54%, 08/19/2045 (z)	1,124
	FHLMC REMIC
181	Series 3110, Class SL, IF, IO, 4.90%, 02/15/2026 (z)	11
629	Series 3459, Class JS, IF, IO, 5.00%, 06/15/2038 (z)	99
207	Series 3716, Class PI, IO, 4.50%, 04/15/2038	18
736	Series 3775, Class LI, IO, 3.50%, 12/15/2020	27
642	Series 3907, Class AI, IO, 5.00%, 05/15/2040	72
2,865	Series 3907, Class SW, IF, IO, 5.40%, 07/15/2026 (z)	334
1,041	Series 3914, Class LS, IF, IO, 5.55%, 08/15/2026 (z)	120
474	Series 4018, Class HI, IO, 4.50%, 03/15/2041	79
646	Series 4030, Class IL, IO, 3.50%, 04/15/2027	64
2,649	Series 4043, Class PI, IO, 2.50%, 05/15/2027	203
220	Series 4056, Class BI, IO, 3.00%, 05/15/2027	21
1,555	Series 4057, Class UI, IO, 3.00%, 05/15/2027	137
492	Series 4073, Class IQ, IO, 4.00%, 07/15/2042	103
1,959	Series 4097, Class CI, IO, 3.00%, 08/15/2027	173

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
569	Series 4119, Class LI, IO, 3.50%, 06/15/2039	68
1,178	Series 4120, Class UI, IO, 3.00%, 10/15/2027	111
237	Series 4136, Class IN, IO, 3.00%, 11/15/2027	23
237	Series 4146, Class AI, IO, 3.00%, 12/15/2027	21
1,153	Series 4173, Class I Shares, IO, 4.00%, 03/15/2043	242
780	Series 4215, Class LI, IO, 3.50%, 07/15/2041	112
1,489	Series 4280, Class KI, IO, 3.50%, 09/15/2031	138
658	Series 4304, Class DI, IO, 2.50%, 01/15/2027	48
1,887	Series 4311, Class QI, IO, 3.00%, 10/15/2028	160
1,955	Series 4313, Class UI, IO, 3.00%, 03/15/2029	209
412	Series 4323, Class IW, IO, 3.50%, 04/15/2028	40
1,007	Series 4324, Class AI, IO, 3.00%, 11/15/2028	78
277	Series 4351, Class GI, IO, 5.00%, 11/15/2019	2
1,689	Series 4372, Class SY, IF, IO, 4.85%, 08/15/2044 (z)	279
3,066	Series 4585, Class JI, IO, 4.00%, 05/15/2045	551
18,310	Series 4689, Class SD, IF, IO, 4.90%, 06/15/2047 (z)	3,862
8,136	Series 4694, Class SA, IF, IO, 4.85%, 06/15/2047 (z)	1,789
14,435	Series 4714, Class SA, IF, IO, 4.90%, 08/15/2047 (z)	3,001
382	FHLMC STRIPS, Series 305, Class IO, IO, 3.50%, 03/15/2028	40
27	First Horizon Mortgage Pass-Through Trust, Series 2005-5, Class 1A6, 5.50%, 10/25/2035	26
	FNMA REMIC
772	Series 2009-101, Class SI, IF, IO, 4.42%, 12/25/2039 (z)	73
191	Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	14
854	Series 2011-144, Class SA, IF, IO, 5.32%, 11/25/2025 (z)	75
216	Series 2012-25, Class AI, IO, 3.50%, 03/25/2027	23
4,132	Series 2012-93, Class SE, IF, IO, 4.77%, 09/25/2042 (z)	798
1,082	Series 2012-93, Class SG, IF, IO, 4.77%, 09/25/2042 (z)	200
340	Series 2012-107, Class IG, IO, 3.50%, 10/25/2027	35
282	Series 2012-118, Class DI, IO, 3.50%, 01/25/2040	33
1,079	Series 2012-120, Class DI, IO, 3.00%, 03/25/2031	102
232	Series 2012-128, Class KI, IO, 3.00%, 11/25/2027	21
8,537	Series 2012-133, Class NS, IF, IO, 4.82%, 12/25/2042 (z)	1,765
236	Series 2012-144, Class EI, IO, 3.00%, 01/25/2028	21
428	Series 2012-144, Class SK, IF, IO, 4.77%, 01/25/2043 (z)	81
2,574	Series 2012-145, Class EI, IO, 3.00%, 01/25/2028	236
289	Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	35
268	Series 2012-150, Class BI, IO, 3.00%, 01/25/2028	24
298	Series 2013-5, Class BI, IO, 3.50%, 03/25/2040	35
219	Series 2013-9, Class IO, IO, 3.00%, 02/25/2028	20
264	Series 2013-9, Class YI, IO, 3.50%, 02/25/2028	26
3,775	Series 2013-15, Class IO, IO, 2.50%, 03/25/2028	293
329	Series 2013-15, Class QI, IO, 3.00%, 03/25/2028	30
1,192	Series 2013-18, Class AI, IO, 3.00%, 03/25/2028	107
256	Series 2013-26, Class IJ, IO, 3.00%, 04/25/2028	23
1,285	Series 2013-31, Class DI, IO, 3.00%, 04/25/2028	133
242	Series 2013-31, Class YI, IO, 3.50%, 04/25/2028	25
7,796	Series 2013-61, Class HI, IO, 3.00%, 06/25/2033	944
1,572	Series 2013-64, Class LI, IO, 3.00%, 06/25/2033	213
11,445	Series 2013-66, Class IE, IO, 3.00%, 08/25/2032	1,283
2,642	Series 2014-35, Class KI, IO, 3.00%, 06/25/2029	303

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
1,613	Series 2014-44, Class QI, IO, 3.00%, 08/25/2029	149
4,825	Series 2015-48, Class ST, IF, IO, 4.29%, 07/25/2045 (z)	907
8,080	Series 2016-25, Class SL, IF, IO, 4.67%, 05/25/2046 (z)	1,648
16,408	Series 2016-61, Class ST, IF, IO, 4.67%, 09/25/2046 (z)	3,308
10,111	Series 2016-77, Class SA, IF, IO, 4.67%, 10/25/2046 (z)	2,155
13,030	Series 2016-86, Class ST, IF, IO, 4.67%, 11/25/2046 (z)	2,597
15,023	Series 2017-13, Class AS, IF, IO, 4.72%, 02/25/2047 (z)	3,241
8,552	Series 2017-57, Class SA, IF, IO, 4.77%, 08/25/2057 (z)	1,646
	FNMA STRIPS
1,927	Series 401, Class C6, IO, 4.50%, 10/25/2029	150
711	Series 409, Class 23, IO, 3.50%, 04/25/2027 (z)	64
5,591	Series 410, Class C12, IO, 5.50%, 07/25/2024	359
	GNMA
1,414	Series 2002-24, Class AG, IF, IO, 6.69%, 04/16/2032 (z)	240
1,242	Series 2003-69, Class SB, IF, IO, 5.34%, 08/16/2033 (z)	225
916	Series 2011-13, Class S, IF, IO, 4.69%, 01/16/2041 (z)	133
166	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (e) (z)	117
224	HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 1.47%, 08/19/2037 (z)	210
439	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A1, 3.41%, 02/25/2035 (z)	437
1,160	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A5, 3.31%, 01/25/2035 (z)	1,175
	Wells Fargo Mortgage-Backed Securities Trust
2,035	Series 2004-M, Class A1, 3.50%, 08/25/2034 (z)	2,091
2,449	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	2,468
2,449	Series 2004-N, Class A7, 3.48%, 08/25/2034 (z)	2,467
1,663	Series 2005-AR2, Class 2A1, 3.23%, 03/25/2035 (z)	1,667
382	Series 2005-AR2, Class 2A2, 3.23%, 03/25/2035 (z)	386
329	Series 2005-AR4, Class 2A2, 3.36%, 04/25/2035 (z)	330
531	Series 2005-AR16, Class 3A1, 3.47%, 03/25/2035 (z)	533
48	Series 2007-2, Class 3A5, 5.25%, 03/25/2037	49

		62,504

	Total Collateralized Mortgage Obligations (Cost $63,856)	62,646

Commercial Mortgage-Backed Securities — 6.0%
	Cayman Islands — 0.0% (g)
860	PFP Ltd., Series 2017-3, Class D, 4.76%, 01/14/2035 (e) (z) (bb)	864

	United States — 6.0%
15,000	333-345 S.B Street, 5.31%, 11/01/2019 (bb)	15,000
	Banc of America Commercial Mortgage Trust,
534	Series 2006-1, Class E, 6.19%, 09/10/2045 (e) (z) (bb)	568
758	Series 2007-3, Class B, 5.87%, 06/10/2049 (z) (bb)	765
1,355	Series 2007-3, Class F, 5.87%, 06/10/2049 (e) (z)	1,386
2,644	BANK, Series 2017-BNK6, Class D, 3.10%, 07/15/2060 (e) (bb)	2,102
	Bear Stearns Commercial Mortgage Securities Trust,
3,616	Series 2006-PW13, Class B, 5.66%, 09/11/2041 (e) (z) (bb)	3,643
694	Series 2006-PW14, Class AJ, 5.27%, 12/11/2038	694
198	Series 2007-PW17, Class AJ, 5.93%, 06/11/2050 (z)	198
3,435	CD Mortgage Trust, Series 2007-CD5, Class C, 6.58%, 11/15/2044 (z) (bb)	3,470
2,525	Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.23%, 09/15/2048 (e) (bb)	2,062
	Commercial Mortgage Trust,
1,882	Series 2004-GG1, Class H, 6.59%, 06/10/2036 (e) (z) (bb)	1,904

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
1,840	Series 2014-CR15, Class D, 4.91%, 02/10/2047 (e) (z) (bb)	1,714
3,620	Series 2015-CR24, Class A5, 3.70%, 08/10/2048	3,766
1,070	Series 2015-CR24, Class D, 3.46%, 08/10/2048 (z)	862
2,816	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	2,849
1,390	CSAIL Commercial Mortgage Trust, Series 2017-C8, Class C, 4.32%, 06/15/2050 (bb)	1,431
	FHLMC Multifamily Structured Pass-Through Certificates,
31,545	Series K036, Class X3, IO, 2.18%, 12/25/2041 (z)	3,397
17,000	Series K038, Class X3, IO, 2.57%, 06/25/2042 (z)	2,289
30,520	Series K041, Class X3, IO, 1.70%, 11/25/2042 (z)	2,929
21,950	Series K042, Class X3, IO, 1.66%, 01/25/2043 (z)	2,074
39,625	Series K045, Class X3, IO, 1.55%, 04/25/2043 (z)	3,598
38,350	Series K046, Class X3, IO, 1.56%, 04/25/2043 (z)	3,529
28,400	Series K047, Class X3, IO, 1.55%, 06/25/2043 (z)	2,639
21,110	Series K050, Class X3, IO, 1.61%, 10/25/2043 (z)	2,091
15,770	Series K052, Class X3, IO, 1.67%, 01/25/2044 (z)	1,676
39,433	Series K054, Class X3, IO, 1.65%, 04/25/2043 (z)	4,200
19,640	Series K067, Class X3, IO, 2.11%, 09/25/2027 (z)	3,115
112,228	Series K718, Class X3, IO, 1.49%, 02/25/2043 (z)	6,098
	FNMA ACES,
86,249	Series 2014-M3, Class X2, IO, 0.19%, 01/25/2024 (z)	721
27,671	Series 2016-M4, Class X2, IO, 2.81%, 01/25/2039 (z)	3,183
	FREMF Mortgage Trust,
4,200	Series 2017-K728, Class B, 3.65%, 09/25/2024 (e) (z)	4,165
1,265	Series 2017-K728, Class C, 3.65%, 09/25/2024 (e) (z)	1,216
1,745	Series 2017-KF36, Class B, 3.02%, 08/25/2024 (e) (z)	1,746
2,160	Series 2017-KF38, Class B, 3.74%, 09/25/2024 (e) (z)	2,160
	GNMA,
29,905	Series 2013-48, Class IO, IO, 0.61%, 07/16/2054 (z)	1,304
14,611	Series 2017-23, IO, 0.73%, 05/16/2059 (z)	979
	GS Mortgage Securities Trust,
1,903	Series 2007-GG10, Class AM, 5.94%, 08/10/2045 (z)	1,937
1,207	Series 2016-GS2, Class D, 2.75%, 05/10/2049 (e) (bb)	955
2,550	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 6.17%, 06/15/2049 (z)	2,592
1,575	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	1,576
	LB-UBS Commercial Mortgage Trust,
3,342	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	2,663
7,445	Series 2007-C6, Class AJ, 6.44%, 07/15/2040 (z)	7,685
4,715	Series 2007-C7, Class B, 6.59%, 09/15/2045 (z)	4,750
1,415	LMREC, Inc., Series 2016-CRE2, Class A, 2.99%, 11/24/2031 (e) (z)	1,433
	Morgan Stanley Bank of America Merrill Lynch Trust,
2,430	Series 2014-C14, Class D, 4.99%, 02/15/2047 (e) (z) (bb)	2,238
1,060	Series 2014-C19, Class D, 3.25%, 12/15/2047 (e) (bb)	843
	Morgan Stanley Capital I Trust,
2,209	Series 2005-HQ7, Class E, 5.55%, 11/14/2042 (z) (bb)	2,235
457	Series 2006-HQ8, Class C, 5.57%, 03/12/2044 (z) (bb)	453
255	Series 2006-HQ8, Class D, 5.57%, 03/12/2044 (z) (bb)	223
2,042	Series 2006-HQ9, Class D, 5.86%, 07/12/2044 (z) (bb)	2,041
1,473	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	1,471
2,028	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	1,977
5,740	Pretium Mortgage Credit Partners LLC, Series 2017-NPL512/29/2032 (z)	5,740

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States — continued
1,580	UBS Commercial Mortgage Trust, Series 2017-C4, Class D, 2.90%, 10/15/2050 (e) (z) (bb)	1,133
	Wachovia Bank Commercial Mortgage Trust,
100	Series 2005-C21, Class F, 5.47%, 10/15/2044 (e) (z) (bb)	61
975	Series 2006-C29, Class B, 5.43%, 11/15/2048 (z)	980
2,510	Series 2007-C30, Class B, 5.46%, 12/15/2043 (z)	2,526
3,725	Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	3,782
2,840	Series 2007-C31, Class B, 5.70%, 04/15/2047 (z)	2,914
1,130	Series 2007-C31, Class C, 6.16%, 04/15/2047 (z) (bb)	1,157
2,530	Series 2007-C33, Class AJ, 6.21%, 02/15/2051 (z)	2,572
2,600	Series 2007-C33, Class B, 6.21%, 02/15/2051 (z) (bb)	2,470
2,600	Series 2007-C33, Class C, 6.21%, 02/15/2051 (z) (bb)	2,314
250	Series 2007-C34, Class AJ, 6.27%, 05/15/2046 (z)	256
	Wells Fargo Commercial Mortgage Trust,
1,370	Series 2010-C1, Class C, 5.79%, 11/15/2043 (e) (z) (bb)	1,442
1,250	Series 2015-NXS2, Class A5, 3.77%, 07/15/2058 (z)	1,306
1,276	Series 2016-BNK1, Class D, 3.00%, 08/15/2049 (e) (bb)	1,020

		160,268

	Total Commercial Mortgage-Backed Securities (Cost $162,914)	161,132

SHARES
Common Stocks — 0.1%
	Colombia — 0.1%
47	Frontera Energy Corp. (a)	1,368

	Ireland — 0.0% (g)
14	Frontera Energy Corp. SL (a)	412

	New Zealand — 0.0% (g)
4	UCI Holdings LLC (a) (bb)	80

	United States — 0.0% (g)
5	Caesars Entertainment Corp. (a)	65
1	Goodman Private (a) (bb)	—
3	NII Holdings, Inc. (a)	1
4	Penn Virginia Corp. (a)	145
1	Stone Energy Corp. (a)	26
2	VICI Properties LP (a) (bb)	35
7	VICI Properties, Inc. (a)	131
6	Vistra Energy Corp.	117

		520

	Total Common Stocks (Cost $2,823)	2,380

PRINCIPAL AMOUNT
Convertible Bonds — 2.7%
	China — 0.1%
3,205	Ctrip.com International Ltd., 1.00%, 07/01/2020	3,429

	Netherlands — 0.1%
1,565	NXP Semiconductors NV, 1.00%, 12/01/2019	1,896

	South Korea — 0.1%
700	MagnaChip Semiconductor SA, 5.00%, 03/01/2021 (e)	1,102

	United Arab Emirates — 0.0% (g)
EUR 800	Aabar Investments PJSC, Reg. S, Series UCG, 0.50%, 03/27/2020	868

	United States — 2.4%
	Cypress Semiconductor Corp.,
265	2.00%, 02/01/2023 (e)	275
3,170	4.50%, 01/15/2022	4,281
2,070	DISH Network Corp., 3.38%, 08/15/2026	2,307
2,165	Envestnet, Inc., 1.75%, 12/15/2019	2,257
	Finisar Corp.,
1,910	0.50%, 12/15/2033	1,927
2,570	0.50%, 12/15/2036 (e)	2,371
3,265	General Cable Corp., SUB, 4.50%, 11/15/2029	3,157
4,105	II-VI, Inc., 0.25%, 09/01/2022 (e)	4,918
2,395	Liberty Expedia Holdings, Inc., 1.00%, 06/30/2047 (e)	2,410
4,080	Live Nation Entertainment, Inc., 2.50%, 05/15/2019	5,544
1,275	Medidata Solutions, Inc., 1.00%, 08/01/2018	1,534
3,670	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	2,725

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	United States — continued
3,355	Nuance Communications, Inc., 1.50%, 11/01/2035	3,330
2,295	Oasis Petroleum, Inc., 2.63%, 09/15/2023	2,619
4,140	ON Semiconductor Corp., 1.00%, 12/01/2020	5,118
1,680	Red Hat, Inc., 0.25%, 10/01/2019	2,911
2,970	Shutterfly, Inc., 0.25%, 05/15/2018	2,933
1,700	SM Energy Co., 1.50%, 07/01/2021	1,598
3,225	Teradyne, Inc., 1.25%, 12/15/2023 (e)	4,481
605	Wabash National Corp., 3.38%, 05/01/2018	1,053
1,855	Web.com Group, Inc., 1.00%, 08/15/2018	1,843
3,805	Zillow Group, Inc., 2.00%, 12/01/2021 (e)	4,140

		63,732

	Total Convertible Bonds (Cost $65,926)	71,027

Corporate Bonds — 58.0%
	Argentina — 0.4%
1,200	Arcor SAIC, Reg. S, 6.00%, 07/06/2023	1,279
	Pampa Energia SA,
3,830	7.38%, 07/21/2023 (e)	4,184
	YPF SA,
2,660	6.95%, 07/21/2027 (e)	2,823
1,760	Reg. S, 8.50%, 03/23/2021	1,990

		10,276

	Australia — 0.2%
2,165	Australia & New Zealand Banking Group Ltd., (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	2,465
GBP 1,240	BHP Billiton Finance Ltd., Reg. S, (GBP Swap 5 Year + 4.82%), 6.50%, 10/22/2077 (aa)	1,956
	FMG Resources August 2006 Pty. Ltd.,
265	4.75%, 05/15/2022 (e)	269
265	5.13%, 05/15/2024 (e)	272
35	Nufarm Australia Ltd., 6.38%, 10/15/2019 (e)	36

		4,998

	Bahrain — 0.1%
1,600	Batelco International Finance No. 1 Ltd., Reg. S, 4.25%, 05/01/2020	1,566

	Belgium — 0.5%
	Anheuser-Busch InBev Finance, Inc.,
4,565	3.65%, 02/01/2026	4,683
3,305	4.90%, 02/01/2046	3,724
EUR 900	Anheuser-Busch InBev SA/NV, Reg. S, 2.00%, 03/17/2028	1,152
EUR 1,325	Nyrstar Netherlands Holdings BV, Reg. S, 6.88%, 03/15/2024	1,672
EUR 2,200	Solvay Finance SA, Reg. S, (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023 (x) (y) (aa)	3,074

		14,305

	Brazil — 0.9%
900	Banco Daycoval SA, Reg. S, 5.75%, 03/19/2019	922
1,200	Banco do Brasil SA, Reg. S, 5.88%, 01/26/2022	1,257
700	Banco Votorantim SA, Reg. S, 7.38%, 01/21/2020	752
3,380	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	3,338
437	Centrais Eletricas Brasileiras SA, Reg. S, 6.88%, 07/30/2019	460
	JBS USA LUX SA,
236	5.75%, 06/15/2025 (e)	230
1,137	5.88%, 07/15/2024 (e)	1,124
875	7.25%, 06/01/2021 (e)	885
2,600	Minerva Luxembourg SA, Reg. S, 6.50%, 09/20/2026	2,693
	Petrobras Global Finance BV,
4,297	6.00%, 01/27/2028 (e)	4,312
1,553	7.38%, 01/17/2027	1,716
1,083	8.75%, 05/23/2026	1,288
2,430	Suzano Austria GmbH, 5.75%, 07/14/2026 (e)	2,635
1,950	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	2,124

		23,736

	Canada — 0.8%
1,074	1011778 BC ULC, 4.25%, 05/15/2024 (e)	1,076
188	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/2023 (e)	197
	Baytex Energy Corp.,
100	5.13%, 06/01/2021 (e)	96
115	5.63%, 06/01/2024 (e)	108
	Bombardier, Inc.,
561	6.00%, 10/15/2022 (e)	549

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — continued
357	6.13%, 01/15/2023 (e)	351
215	7.50%, 12/01/2024 (e)	217
461	7.50%, 03/15/2025 (e)	461
877	8.75%, 12/01/2021 (e)	970
230	Cascades, Inc., 5.50%, 07/15/2022 (e)	237
	Cenovus Energy, Inc.,
993	5.20%, 09/15/2043	980
1,596	6.75%, 11/15/2039	1,879
	Concordia International Corp.,
857	7.00%, 04/15/2023 (e)	85
535	9.00%, 04/01/2022 (e)	447
241	Cott Holdings, Inc., 5.50%, 04/01/2025 (e)	248
	Encana Corp.,
2,025	6.50%, 08/15/2034	2,472
552	6.50%, 02/01/2038	684
540	GW Honos Security Corp., 8.75%, 05/15/2025 (e)	578
250	Hudbay Minerals, Inc., 7.25%, 01/15/2023 (e)	267
321	Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023 (e)	302
325	Lundin Mining Corp., 7.88%, 11/01/2022 (e)	350
	Mattamy Group Corp.,
550	6.50%, 10/01/2025 (e)	576
44	6.88%, 12/15/2023 (e)	46
	MEG Energy Corp.,
800	6.38%, 01/30/2023 (e)	733
1,035	6.50%, 01/15/2025 (e)	1,014
	NOVA Chemicals Corp.,
570	5.00%, 05/01/2025 (e)	574
80	5.25%, 08/01/2023 (e)	83
	Open Text Corp.,
295	5.63%, 01/15/2023 (e)	308
272	5.88%, 06/01/2026 (e)	295
	Precision Drilling Corp.,
350	5.25%, 11/15/2024	328
489	7.13%, 01/15/2026 (e)	493
1,625	Quebecor Media, Inc., 5.75%, 01/15/2023	1,735
542	Seven Generations Energy Ltd., 5.38%, 09/30/2025 (e)	543
	Teck Resources Ltd.,
685	6.13%, 10/01/2035	771
630	8.50%, 06/01/2024 (e)	715
357	Transcanada Trust, (ICE LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/2075 (aa)	378
	Videotron Ltd.,
100	5.13%, 04/15/2027 (e)	105
1,300	5.38%, 06/15/2024 (e)	1,404

		22,655

	Chile — 0.1%
1,300	Empresa Electrica Guacolda SA, Reg. S, 4.56%, 04/30/2025	1,248
1,400	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	1,484

		2,732

	China — 0.4%
700	Agile Group Holdings Ltd., Reg. S, 9.00%, 05/21/2020	745
1,600	Central Plaza Development Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 10.53%), 7.13%, 12/02/2019 (x) (y) (aa)	1,668
900	GOME Retail Holdings Ltd., Reg. S, 5.00%, 03/10/2020	903
1,000	Keen Idea Global Ltd., Reg. S, 4.38%, 03/08/2020	998
700	Moon Wise Global Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 01/28/2019 (x) (y) (aa)	731
900	Semiconductor Manufacturing International Corp., Reg. S, 4.13%, 10/07/2019	912
EUR 810	SMCP Group SAS, Reg. S, 5.88%, 05/01/2023	1,045
900	Tianjin Infrastructure Construction & Investment Group Co. Ltd., Reg. S, 2.75%, 06/15/2019	894
1,600	Times Property Holdings Ltd., Reg. S, 6.25%, 01/23/2020	1,608
700	West China Cement Ltd., Reg. S, 6.50%, 09/11/2019	719

		10,223

	Colombia — 0.1%
1,881	Frontera Energy Corp., Series AI, 10.00% (cash), 11/02/2021 (v)	2,133

	Denmark — 0.1%
	Danske Bank A/S,
EUR 380	Reg. S, (EUR Swap Annual 6 Year + 4.64%), 5.75%, 04/06/2020 (x) (y) (aa)	488
EUR 1,900	Reg. S, (EUR Swap Annual 5 Year + 5.47%), 5.88%, 04/06/2022 (x) (y) (aa)	2,564

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Denmark — continued
		3,052

	Finland — 0.0% (g)
479	Nokia OYJ, 4.38%, 06/12/2027	475

	France — 2.8%
EUR 1,200	Accor SA, Reg. S, (EUR Swap Annual 5 Year + 3.65%), 4.13%, 06/30/2020 (x) (y) (aa)	1,518
EUR 1,200	Arkema SA, Reg. S, (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020 (x) (y) (aa)	1,561
EUR 900	AXA SA, Reg. S, (EURIBOR 3 Month + 4.35%), 5.12%, 07/04/2043 (aa)	1,292
	BPCE SA,
2,500	5.15%, 07/21/2024 (e)	2,698
EUR 1,200	Reg. S, (EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027 (aa)	1,548
EUR 2,200	Casino Guichard Perrachon SA, Reg. S, 3.58%, 02/07/2025	2,767
EUR 750	CMA CGM SA, Reg. S, 6.50%, 07/15/2022	946
EUR 1,000	Constantin Investissement 3 SASU, Reg. S, 5.38%, 04/15/2025	1,225
	Credit Agricole SA,
1,875	4.38%, 03/17/2025 (e)	1,958
4,150	(USD Swap Semi 5 Year + 6.19%), 8.13%, 12/23/2025 (e) (x) (y) (aa)	4,983
EUR 1,300	Elis SA, Reg. S, 3.00%, 04/30/2022	1,582
EUR 450	Europcar Groupe SA, Reg. S, 5.75%, 06/15/2022	561
EUR 1,000	Faurecia, Reg. S, 3.63%, 06/15/2023	1,255
EUR 2,400	Fnac Darty SA, Reg. S, 3.25%, 09/30/2023	3,002
EUR 1,000	Horizon Holdings I SAS, Reg. S, 7.25%, 08/01/2023	1,267
EUR 1,500	Horizon Parent Holdings Sarl, 8.25%, 02/15/2022 (v)	1,901
EUR 1,750	La Financiere Atalian SAS, Reg. S, 4.00%, 05/15/2024	2,187
EUR 2,900	Loxam SAS, Reg. S, 4.25%, 04/15/2024	3,696
	NEW Areva Holding SA,
EUR 1,800	4.38%, 11/06/2019	2,293
EUR 1,750	4.88%, 09/23/2024	2,350
EUR 500	Reg. S, 3.25%, 09/04/2020	629
EUR 1,450	Novafives SAS, Reg. S, 4.50%, 06/30/2021	1,761
EUR 3,500	Peugeot SA, Reg. S, 2.38%, 04/14/2023	4,406
EUR 3,050	Rexel SA, Reg. S, 2.63%, 06/15/2024	3,748
	SFR Group SA,
2,900	6.00%, 05/15/2022 (e)	2,924
250	6.25%, 05/15/2024 (e)	248
EUR 1,700	Reg. S, 5.38%, 05/15/2022	2,060
EUR 4,650	Reg. S, 5.63%, 05/15/2024	5,682
	Societe Generale SA,
3,230	(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	3,767
EUR 850	Reg. S, (EUR Swap Annual 5 Year + 5.54%), 6.75%, 04/07/2021 (x) (y) (aa)	1,139
EUR 2,100	SPIE SA, Reg. S, 3.13%, 03/22/2024	2,618
EUR 1,750	TOTAL SA, Reg. S, (EUR Swap Annual 5 Year + 3.78%), 3.88%, 05/18/2022 (x) (y) (aa)	2,315
EUR 1,700	Vallourec SA, Reg. S, 2.25%, 09/30/2024	1,659
EUR 1,000	Verallia Packaging SASU, Reg. S, 5.13%, 08/01/2022	1,250

		74,796

	Germany — 2.1%
EUR 200	Allianz SE, Reg. S, (EURIBOR 3 Month + 3.35%), 3.10%, 07/06/2047 (aa)	262
	CeramTec Group GmbH,
EUR 406	8.25%, 08/15/2021 (e) (w)	506
EUR 1,850	Reg. S, 8.25%, 08/15/2021	2,303
EUR 500	Commerzbank AG, 7.75%, 03/16/2021	727
3,065	Deutsche Bank AG, 4.25%, 10/14/2021	3,190
EUR 900	Douglas GmbH, Reg. S, 6.25%, 07/15/2022	1,134
	Fresenius Medical Care US Finance II, Inc.,
295	4.75%, 10/15/2024 (e)	318
272	5.88%, 01/31/2022 (e)	301
EUR 1,650	Hapag-Lloyd AG, Reg. S, 6.75%, 02/01/2022	2,109
EUR 1,130	HP Pelzer Holding GmbH, Reg. S, 4.13%, 04/01/2024	1,403
	IHO Verwaltungs GmbH,
346	4.75% (cash), 09/15/2026 (e) (v)	350
EUR 1,450	3.25% (cash), 09/15/2023 (v)	1,809
EUR 1,200	3.75% (cash), 09/15/2026 (v)	1,535
EUR 700	K+S AG, Reg. S, 3.00%, 06/20/2022	892
EUR 650	Kirk Beauty One GmbH, Reg. S, 8.75%, 07/15/2023	832
EUR 259	Nidda Healthcare Holding GmbH, Reg. S, 3.50%, 09/30/2024	314
EUR 1,050	ProGroup AG, Reg. S, 5.13%, 05/01/2022	1,299
EUR 5,300	Schaeffler Finance BV, Reg. S, 3.25%, 05/15/2025	6,787
4,410	Siemens Financieringsmaatschappij NV, 2.35%, 10/15/2026 (e)	4,146
	thyssenkrupp AG,
EUR 3,500	Reg. S, 1.38%, 03/03/2022	4,236

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Germany –– continued
EUR 2,600	Reg. S, 2.50%, 02/25/2025	3,355
EUR 2,600	Unitymedia GmbH, Reg. S, 3.75%, 01/15/2027	3,177
	Unitymedia Hessen GmbH & Co. KG,
180	5.50%, 01/15/2023 (e)	185
EUR 3,950	Reg. S, 4.00%, 01/15/2025	4,974
EUR 2,479	Reg. S, 5.13%, 01/21/2023	3,040
EUR 2,100	WEPA Hygieneprodukte GmbH, Reg. S, 3.75%, 05/15/2024	2,587
	ZF North America Capital, Inc.,
167	4.50%, 04/29/2022 (e)	177
1,244	4.75%, 04/29/2025 (e)	1,325
EUR 1,500	Reg. S, 2.75%, 04/27/2023	1,943

		55,216

	Greece — 0.1%
EUR 1,200	Crystal Almond SARL, Reg. S, 10.00%, 11/01/2021	1,618
EUR 1,350	OTE plc, Reg. S, 3.50%, 07/09/2020	1,694

		3,312

	Guatemala — 0.1%
700	Cementos Progreso Trust, Reg. S, 7.13%, 11/06/2023	748
700	Comunicaciones Celulares SA, Reg. S, 6.88%, 02/06/2024	729

		1,477

	Hong Kong — 0.1%
700	Shimao Property Holdings Ltd., Reg. S, 8.38%, 02/10/2022	760
700	Studio City Co. Ltd., Reg. S, 7.25%, 11/30/2021	741

		1,501

	Indonesia — 0.0% (g)
900	Theta Capital Pte. Ltd., Reg. S, 7.00%, 04/11/2022	931

	Ireland — 1.3%
EUR 3,100	Allied Irish Banks plc, Reg. S, (EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025 (aa)	4,008
	Ardagh Packaging Finance plc,
500	4.63%, 05/15/2023 (e)	513
300	6.00%, 06/30/2021 (e)	308
300	6.00%, 02/15/2025 (e)	319
2,750	7.25%, 05/15/2024 (e)	3,011
EUR 1,700	Reg. S, 2.75%, 03/15/2024	2,085
EUR 2,050	Reg. S, 4.13%, 05/15/2023	2,586
EUR 2,707	Reg. S, 6.75%, 05/15/2024	3,572
	Bank of Ireland,
EUR 3,100	Reg. S, (EUR Swap Annual 5 Year + 3.55%), 4.25%, 06/11/2024 (aa)	3,892
EUR 1,870	Reg. S, (EUR Swap Annual 5 Year + 6.96%), 7.38%, 06/18/2020 (x) (y) (aa)	2,485
EUR 2,950	eircom Finance DAC, Reg. S, 4.50%, 05/31/2022	3,642
EUR 1,700	Europcar Drive Designated Activity Co., 4.13%, 11/15/2024 (e)	2,059
1,435	James Hardie International Finance DAC, 5.88%, 02/15/2023 (e)	1,508
	Park Aerospace Holdings Ltd.,
920	4.50%, 03/15/2023 (e)	892
350	5.50%, 02/15/2024 (e)	358
	Smurfit Kappa Acquisitions ULC,
EUR 600	Reg. S, 2.75%, 02/01/2025	760
EUR 3,250	Reg. S, 3.25%, 06/01/2021	4,193

		36,191

	Israel — 0.2%
EUR 400	Teva Pharmaceutical Finance Netherlands II BV, Reg. S, 1.13%, 10/15/2024	416
5,550	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	4,658

		5,074

	Italy — 2.1%
EUR 700	Autostrade per l’Italia SpA, Reg. S, 1.88%, 11/04/2025	884
EUR 1,500	Buzzi Unicem SpA, Reg. S, 2.13%, 04/28/2023	1,882
	Enel Finance International NV,
4,365	3.50%, 04/06/2028 (e)	4,254
3,570	3.63%, 05/25/2027 (e)	3,510
	Enel SpA,
EUR 1,050	Reg. S, (EUR Swap Annual 5 Year + 5.24%), 6.50%, 01/10/2074 (aa)	1,331
GBP 2,250	Reg. S, (GBP Swap 5 Year + 5.66%), 7.75%, 09/10/2075 (aa)	3,476
	Intesa Sanpaolo SpA,
5,880	3.88%, 07/14/2027 (e)	5,882
EUR 600	Reg. S, 6.63%, 09/13/2023	905
EUR 1,800	Reg. S, (EUR Swap Annual 5 Year + 7.19%), 7.75%, 01/11/2027 (x) (y) (aa)	2,609
	Leonardo SpA,
EUR 4,000	4.50%, 01/19/2021	5,343
EUR 1,750	4.88%, 03/24/2025	2,539
EUR 2,000	N&W Global Vending SpA, Reg. S, 7.00%, 10/15/2023	2,554

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Italy — continued
EUR 1,400	Saipem Finance International BV, Reg. S, 3.75%, 09/08/2023	1,780
EUR 500	Snaitech SpA, Reg. S, 6.38%, 11/07/2021	640
	Telecom Italia Capital SA,
282	6.00%, 09/30/2034	315
489	6.38%, 11/15/2033	565
179	7.20%, 07/18/2036	222
85	7.72%, 06/04/2038	110
EUR 850	Telecom Italia Finance SA, 7.75%, 01/24/2033	1,575
	Telecom Italia SpA,
EUR 300	Reg. S, 3.00%, 09/30/2025	387
EUR 5,350	Reg. S, 3.25%, 01/16/2023	7,052
EUR 2,750	Reg. S, 3.63%, 05/25/2026	3,701
	Wind Tre SpA,
EUR 1,091	2.63%, 01/20/2023 (e)	1,285
EUR 1,940	3.13%, 01/20/2025 (e)	2,274
1,506	5.00%, 01/20/2026 (e)	1,443

		56,518

	Jamaica — 0.1%
	Digicel Group Ltd.,
1,574	Reg. S, 7.13%, 04/01/2022	1,421
900	Reg. S, 8.25%, 09/30/2020	867

		2,288

	Japan — 0.4%
	SoftBank Group Corp.,
492	4.50%, 04/15/2020 (e)	504
EUR 4,900	Reg. S, 4.00%, 07/30/2022	6,386
EUR 2,200	Reg. S, 4.75%, 07/30/2025	2,914

		9,804

	Jordan — 0.0% (g)
900	Hikma Pharmaceuticals plc, Reg. S, 4.25%, 04/10/2020	904

	Kazakhstan — 0.1%
1,700	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2022 (e)	1,770
1,600	Samruk-Energy JSC, Reg. S, 3.75%, 12/20/2017	1,595

		3,365

	Kuwait — 0.2%
	Kuwait Projects Co. SPC Ltd.,
3,226	Reg. S, 4.50%, 02/23/2027	3,206
2,400	Reg. S, 5.00%, 03/15/2023	2,511

		5,717

	Luxembourg — 2.6%
	Altice Financing SA,
2,005	6.63%, 02/15/2023 (e)	2,055
600	7.50%, 05/15/2026 (e)	627
EUR 3,450	Reg. S, 5.25%, 02/15/2023	4,266
EUR 800	Altice Finco SA, 4.75%, 01/15/2028 (e)	885
	Altice Luxembourg SA,
200	7.63%, 02/15/2025 (e)	183
1,750	7.75%, 05/15/2022 (e)	1,671
EUR 3,400	Reg. S, 6.25%, 02/15/2025	3,804
EUR 4,575	Reg. S, 7.25%, 05/15/2022	5,268
	ArcelorMittal,
660	6.13%, 06/01/2025	759
1,465	6.75%, 02/25/2022	1,655
EUR 2,050	Reg. S, 2.88%, 07/06/2020	2,603
EUR 550	Reg. S, 3.00%, 04/09/2021	707
EUR 3,300	Reg. S, 3.13%, 01/14/2022	4,297
EUR 3,570	Auris Luxembourg II SA, Reg. S, 8.00%, 01/15/2023	4,442
1,750	FAGE International SA, 5.63%, 08/15/2026 (e)	1,741
EUR 775	Galapagos SA, Reg. S, 5.38%, 06/15/2021	906
	Garfunkelux Holdco 3 SA,
EUR 650	Reg. S, 7.50%, 08/01/2022	822
GBP 2,100	Reg. S, 8.50%, 11/01/2022	3,011
EUR 3,000	INEOS Finance plc, Reg. S, 4.00%, 05/01/2023	3,682
	INEOS Group Holdings SA,
1,000	5.63%, 08/01/2024 (e)	1,042
EUR 1,150	Reg. S, 5.38%, 08/01/2024	1,475
	Intelsat Jackson Holdings SA,
997	5.50%, 08/01/2023	816
1,182	7.25%, 10/15/2020	1,117
2,720	7.50%, 04/01/2021	2,533
1,177	8.00%, 02/15/2024 (e)	1,245
EUR 1,200	Matterhorn Telecom Holding SA, Reg. S, 4.88%, 05/01/2023	1,461
EUR 2,700	Matterhorn Telecom SA, Reg. S, 3.88%, 05/01/2022	3,289
EUR 200	Monitchem HoldCo 2 SA, Reg. S, 6.88%, 06/15/2022	215
EUR 400	Picard Bondco SA, Reg. S, 7.75%, 02/01/2020	492
EUR 3,100	SES SA, Reg. S, (EUR Swap Annual 5 Year + 4.66%), 4.62%, 01/02/2022 (x) (y) (aa)	3,953
EUR 4,750	SIG Combibloc Holdings SCA, Reg. S, 7.75%, 02/15/2023	5,922

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Luxembourg — continued
EUR 2,700	Telenet Finance VI Luxembourg SCA, Reg. S, 4.88%, 07/15/2027	3,535

		70,479

	Mexico — 0.9%
	Banco Mercantil del Norte SA,
1,885	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/04/2031 (e) (aa)	1,921
2,670	(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 07/06/2022 (e) (x) (y) (aa)	2,816
1,900	Banco Nacional de Comercio Exterior SNC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	1,888
	Cemex SAB de CV,
1,250	5.70%, 01/11/2025 (e)	1,309
200	6.13%, 05/05/2025 (e)	212
1,340	7.75%, 04/16/2026 (e)	1,520
1,940	Elementia SAB de CV, 5.50%, 01/15/2025 (e)	2,009
1,050	Mexico City Airport Trust, 5.50%, 07/31/2047 (e)	1,049
	Petroleos Mexicanos,
2,681	(ICE LIBOR USD 3 Month + 3.65%), 4.97%, 03/11/2022 (e) (aa)	2,940
1,300	6.50%, 03/13/2027 (e)	1,434
1,730	6.75%, 09/21/2047 (e)	1,826
1,940	6.88%, 08/04/2026	2,213
900	Republic of Comision Federal de Electricidad, Reg. S, 4.75%, 02/23/2027	943
900	Sixsigma Networks Mexico SA de CV, Reg. S, 8.25%, 11/07/2021	947

		23,027

	Netherlands — 1.8%
	ABN AMRO Bank NV,
3,555	4.75%, 07/28/2025 (e)	3,759
EUR 3,900	Reg. S, (EUR Swap Annual 5 Year + 5.45%), 5.75%, 09/22/2020 (x) (y) (aa)	5,077
	AerCap Ireland Capital DAC,
2,585	3.65%, 07/21/2027	2,538
837	4.63%, 10/30/2020	880
3,765	4.63%, 07/01/2022	4,008
1,515	5.00%, 10/01/2021	1,620
	Constellium NV,
EUR 541	4.25%, 02/15/2026 (e)	650
545	6.63%, 03/01/2025 (e)	579
EUR 750	Hema Bondco I BV, Reg. S, (EURIBOR 3 Month + 6.25%, 6.25% Floor), 6.25%, 07/15/2022 (aa)	913
EUR 900	Hema Bondco II BV, Reg. S, 8.50%, 01/15/2023	1,107
5,950	ING Groep NV, Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	6,515
EUR 500	Koninklijke KPN NV, Reg. S, (EUR Swap Annual 5 Year + 5.20%), 6.12%, 09/14/2018 (x) (y) (aa)	621
EUR 1,600	Lincoln Finance Ltd., Reg. S, 6.88%, 04/15/2021	2,000
1,000	NXP BV, 5.75%, 03/15/2023 (e)	1,035
3,460	Shell International Finance BV, 4.13%, 05/11/2035	3,703
	UPC Holding BV,
200	5.50%, 01/15/2028 (e)	199
EUR 1,350	Reg. S, 3.88%, 06/15/2029	1,558
	UPCB Finance IV Ltd.,
1,950	5.38%, 01/15/2025 (e)	1,979
EUR 1,500	Reg. S, 4.00%, 01/15/2027	1,910
	Ziggo Bond Finance BV,
210	5.88%, 01/15/2025 (e)	210
EUR 3,450	Reg. S, 4.63%, 01/15/2025	4,304
	Ziggo Secured Finance BV,
EUR 1,400	Reg. S, 3.75%, 01/15/2025	1,729
EUR 1,000	Reg. S, 4.25%, 01/15/2027	1,242

		48,136

	Nigeria — 0.1%
1,600	IHS Netherlands Holdco BV, 9.50%, 10/27/2021 (e)	1,706
585	Sea Trucks Group Ltd., Reg. S, 9.00%, 03/26/2018 (d) (e)	181
1,200	United Bank for Africa plc, Reg. S, 7.75%, 06/08/2022	1,233

		3,120

	Panama — 0.0% (g)
700	Global Bank Corp., Reg. S, 5.13%, 10/30/2019	729

	Peru — 0.2%
2,600	Nexa Resources SA, Reg. S, 5.38%, 05/04/2027	2,761
3,070	Southern Copper Corp., 5.88%, 04/23/2045	3,692

		6,453

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Portugal — 0.4%
EUR 2,400	EDP - Energias de Portugal SA, Reg. S, (EUR Swap Annual 5 Year + 5.04%), 5.38%, 09/16/2075 (aa)	3,180
	EDP Finance BV,
4,130	3.63%, 07/15/2024 (e)	4,153
400	5.25%, 01/14/2021 (e)	430
EUR 2,000	Reg. S, 2.38%, 03/23/2023	2,597

		10,360

	Qatar — 0.2%
2,600	ABQ Finance Ltd., Reg. S, 3.50%, 02/22/2022	2,551
2,015	Ras Laffan Liquefied Natural Gas Co. Ltd. II, Reg. S, 5.30%, 09/30/2020	2,076

		4,627

	Singapore — 0.0% (g)
900	Olam International Ltd., Reg. S, Series 6, 4.50%, 02/05/2020	907

	Spain — 1.7%
EUR 2,000	Banco Bilbao Vizcaya Argentaria SA, Reg. S, (EUR Swap Annual 5 Year + 9.18%), 8.88%, 04/14/2021 (x) (y) (aa)	2,823
	CaixaBank SA,
EUR 3,200	Reg. S, (EUR Swap Annual 5 Year + 3.35%), 3.50%, 02/15/2027 (aa)	4,046
EUR 3,000	Reg. S, (EUR Swap Annual 5 Year + 6.50%), 6.75%, 06/13/2024 (x) (y) (aa)	3,937
EUR 1,200	Campofrio Food Group SA, Reg. S, 3.38%, 03/15/2022	1,462
EUR 3,500	Cellnex Telecom SA, Reg. S, 2.88%, 04/18/2025	4,348
EUR 2,250	Cirsa Funding Luxembourg SA, Reg. S, 5.75%, 05/15/2021	2,814
EUR 1,619	eDreams ODIGEO SA, Reg. S, 8.50%, 08/01/2021	2,076
EUR 1,800	Gas Natural Fenosa Finance BV, Reg. S, (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022 (x) (y) (aa)	2,337
EUR 1,646	Gestamp Funding Luxembourg SA, Reg. S, 3.50%, 05/15/2023	2,051
EUR 1,500	Grupo-Antolin Irausa SA, Reg. S, 3.25%, 04/30/2024	1,848
	Repsol International Finance BV,
EUR 336	Reg. S, (EUR Swap Annual 6 Year + 3.56%), 3.88%, 03/25/2021 (x) (y) (aa)	430
EUR 3,412	Reg. S, (EUR Swap Annual 10 Year + 4.20%), 4.50%, 03/25/2075 (aa)	4,510
EUR 800	Santander Issuances SAU, Reg. S, 3.25%, 04/04/2026	1,052
1,280	Telefonica Emisiones SAU, 5.21%, 03/08/2047	1,405
	Telefonica Europe BV,
EUR 4,600	Reg. S, (EUR Swap Annual 10 Year + 4.30%), 5.88%, 03/31/2024 (x) (y) (aa)	6,381
EUR 700	Reg. S, (EUR Swap Annual 5 Year + 5.04%), 6.50%, 09/18/2018 (x) (y) (aa)	872
EUR 1,300	Reg. S, (EUR Swap Annual 8 Year + 5.59%), 7.63%, 09/18/2021 (x) (y) (aa)	1,857

		44,249

	Sweden — 0.5%
	Intrum Justitia AB,
EUR 500	Reg. S, 2.75%, 07/15/2022	604
EUR 1,250	Reg. S, 3.13%, 07/15/2024	1,517
1,950	Nordea Bank AB, (USD Swap Semi 5 Year + 3.39%), 6.13%, 09/23/2024 (e) (x) (y) (aa)	2,101
EUR 1,650	Telefonaktiebolaget LM Ericsson, Reg. S, 1.88%, 03/01/2024	1,925
EUR 2,835	Verisure Holding AB, Reg. S, 6.00%, 11/01/2022	3,610
EUR 1,000	Volvo Car AB, Reg. S, 3.25%, 05/18/2021	1,296
	Volvo Treasury AB,
EUR 1,897	Reg. S, (EUR Swap Annual 5 Year + 3.80%), 4.20%, 06/10/2075 (aa)	2,427
EUR 250	Reg. S, (EUR Swap Annual 5 Year + 4.10%), 4.85%, 03/10/2078 (aa)	342

		13,822

	Switzerland — 0.9%
1,938	Credit Suisse AG, 6.50%, 08/08/2023 (e)	2,178
	Credit Suisse Group AG,
1,575	4.28%, 01/09/2028 (e)	1,633
4,530	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	5,192
EUR 2,200	Dufry Finance SCA, Reg. S, 4.50%, 08/01/2023	2,764
EUR 900	Glencore Finance Europe Ltd., Reg. S, 1.63%, 01/18/2022	1,113
	UBS AG,
2,250	Reg. S, (USD Swap Semi 5 Year + 3.77%), 4.75%, 05/22/2023 (aa)	2,272
1,404	Reg. S, 5.13%, 05/15/2024	1,488
	UBS Group AG,
EUR 1,700	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 5.75%, 02/19/2022 (x) (y) (aa)	2,310
2,750	Reg. S, (USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (y) (aa)	3,123

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Switzerland — continued
723	Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	769

		22,842

	Turkey — 0.1%
700	Finansbank A/S, Reg. S, 6.25%, 04/30/2019	720
1,550	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.25%, 05/09/2020	1,568

		2,288

	United Arab Emirates — 0.2%
	DAE Funding LLC,
164	4.50%, 08/01/2022 (e)	164
390	5.00%, 08/01/2024 (e)	390
2,800	EMG SUKUK Ltd., Reg. S, 4.56%, 06/18/2024	2,904
700	MAF Global Securities Ltd., Reg. S, (USD Swap Semi 5 Year + 5.70%), 7.13%, 10/29/2018 (x) (y) (aa)	717
984	Shelf Drilling Holdings Ltd., 9.50%, 11/02/2020 (e)	999

		5,174

	United Kingdom — 3.9%
500	Ashtead Capital, Inc., 5.63%, 10/01/2024 (e)	530
	Barclays plc,
2,800	4.38%, 09/11/2024	2,850
EUR 2,400	Reg. S, (EUR Swap Annual 5 Year + 2.45%), 2.63%, 11/11/2025 (aa)	2,980
GBP 800	Reg. S, (GBP Swap 5 Year + 6.46%), 7.25%, 03/15/2023 (x) (y) (aa)	1,175
	BAT Capital Corp.,
6,345	3.56%, 08/15/2027 (e)	6,334
4,260	4.39%, 08/15/2037 (e)	4,397
	BP Capital Markets plc,
2,100	3.02%, 01/16/2027	2,064
915	3.06%, 03/17/2022	934
EUR 2,500	British Telecommunications plc, Reg. S, 1.75%, 03/10/2026	3,074
GBP 1,000	Cabot Financial Luxembourg SA, Reg. S, 7.50%, 10/01/2023	1,417
EUR 1,800	CNH Industrial Finance Europe SA, Reg. S, 2.88%, 05/17/2023	2,372
GBP 800	CPUK Finance Ltd., Reg. S, 4.25%, 08/28/2022	1,102
	Fiat Chrysler Automobiles NV,
273	4.50%, 04/15/2020	282
2,040	5.25%, 04/15/2023	2,157
EUR 4,800	Reg. S, 3.75%, 03/29/2024	6,216
GBP 1,400	Galaxy Bidco Ltd., Reg. S, 6.38%, 11/15/2020	1,920
800	Genel Energy Finance plc, Reg. S, 7.50%, 05/14/2019 (e)	736
GBP 530	HBOS Capital Funding LP, Reg. S, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.46%, 11/30/2018 (x) (y) (aa)	747
	HSBC Holdings plc,
4,225	(USD ICE Swap Rate 5 Year + 3.75%), 6.00%, 05/22/2027 (x) (y) (aa)	4,439
EUR 2,700	Reg. S, (EUR Swap Annual 5 Year + 5.34%), 6.00%, 09/29/2023 (x) (y) (aa)	3,757
	Iceland Bondco plc,
GBP 300	Reg. S, 4.63%, 03/15/2025	384
GBP 1,400	Reg. S, 6.75%, 07/15/2024	1,997
	Jaguar Land Rover Automotive plc,
500	4.13%, 12/15/2018 (e)	508
200	4.25%, 11/15/2019 (e)	204
611	4.50%, 10/01/2027 (e)	605
GBP 2,460	Reg. S, 3.88%, 03/01/2023	3,456
	KCA Deutag UK Finance plc,
210	7.25%, 05/15/2021 (e)	203
400	9.88%, 04/01/2022 (e)	421
	Lloyds Banking Group plc,
2,560	4.65%, 03/24/2026	2,699
EUR 3,800	Reg. S, (EUR Swap Annual 5 Year + 5.29%), 6.37%, 06/27/2020 (x) (y) (aa)	4,969
EUR 1,150	Merlin Entertainments plc, Reg. S, 2.75%, 03/15/2022	1,435
	Nationwide Building Society,
3,000	4.00%, 09/14/2026 (e)	3,030
GBP 1,380	Reg. S, (GBP Swap 5 Year + 4.88%), 6.88%, 06/20/2019 (x) (y) (aa)	1,957
GBP 1,050	New Look Secured Issuer plc, Reg. S, 6.50%, 07/01/2022	653
GBP 710	NGG Finance plc, Reg. S, (GBP Swap 12 Year + 3.48%), 5.63%, 06/18/2073 (aa)	1,086
90	Noble Holding International Ltd., 7.75%, 01/15/2024	78
EUR 500	Nomad Foods Bondco plc, Reg. S, 3.25%, 05/15/2024	608
GBP 880	Pizzaexpress Financing 2 plc, Reg. S, 6.63%, 08/01/2021	1,149
3,130	Reynolds American, Inc., 4.45%, 06/12/2025	3,341
	Royal Bank of Scotland Group plc,
1,402	6.00%, 12/19/2023	1,551

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom — continued
1,645	6.13%, 12/15/2022	1,813
1,200	(USD Swap Semi 5 Year + 7.60%), 8.63%, 08/15/2021 (x) (y) (aa)	1,353
1,520	Santander UK Group Holdings plc, 4.75%, 09/15/2025 (e)	1,590
GBP 638	Standard Life Aberdeen plc, Reg. S, (U.K. Government Bonds 5 Year Note Generic Bid Yield + 2.85%), 6.75%, 07/12/2027 (x) (y) (aa)	1,082
EUR 2,750	Synlab Unsecured Bondco plc, Reg. S, 8.25%, 07/01/2023	3,572
EUR 4,500	Tesco Corporate Treasury Services plc, Reg. S, 2.50%, 07/01/2024	5,754
417	TI Group Automotive Systems LLC, 8.75%, 07/15/2023 (e)	447
	Virgin Media Finance plc,
200	5.75%, 01/15/2025 (e)	204
EUR 2,900	Reg. S, 4.50%, 01/15/2025	3,624
	Virgin Media Secured Finance plc,
205	5.25%, 01/15/2026 (e)	212
775	5.50%, 08/15/2026 (e)	809
EUR 2,500	Worldpay Finance plc, Reg. S, 3.75%, 11/15/2022	3,293

		103,570

	United States — 31.3%
2,500	21st Century Fox America, Inc., 4.95%, 10/15/2045	2,707
250	A10 Revolving Asset Financing LLC, 6.24%, 01/09/2020 (aa) (bb)	250
	Acadia Healthcare Co., Inc.,
55	5.63%, 02/15/2023	55
100	6.13%, 03/15/2021	102
330	6.50%, 03/01/2024	341
2,176	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	2,266
1,112	ACE Cash Express, Inc., 11.00%, 02/01/2019 (e)	1,112
2,735	Actavis Funding SCS, 3.00%, 03/12/2020	2,760
EUR 1,525	Adient Global Holdings Ltd., Reg. S, 3.50%, 08/15/2024	1,941
	ADT Corp. (The),
500	3.50%, 07/15/2022	498
728	4.13%, 06/15/2023	736
186	Advanced Micro Devices, Inc., 7.00%, 07/01/2024	194
250	AECOM, 5.75%, 10/15/2022	261
	AES Corp.,
179	5.13%, 09/01/2027	185
1,814	5.50%, 04/15/2025	1,911
740	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	700
1,260	Air Lease Corp., 3.00%, 09/15/2023	1,252
1,275	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	1,240
	Aircastle Ltd.,
465	5.13%, 03/15/2021	493
310	7.63%, 04/15/2020	340
	AK Steel Corp.,
275	7.00%, 03/15/2027	272
275	7.50%, 07/15/2023	299
	Albertsons Cos. LLC,
1,356	5.75%, 03/15/2025	1,206
1,006	6.63%, 06/15/2024	961
350	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	385
209	Aleris International, Inc., 7.88%, 11/01/2020	205
2,510	Allergan Funding SCS, 4.85%, 06/15/2044	2,649
	Alliance Data Systems Corp.,
254	5.38%, 08/01/2022 (e)	258
509	5.88%, 11/01/2021 (e)	520
	Ally Financial, Inc.,
1,420	4.13%, 03/30/2020	1,462
600	4.13%, 02/13/2022	619
420	4.25%, 04/15/2021	435
400	4.63%, 05/19/2022	421
3,280	4.63%, 03/30/2025	3,477
250	4.75%, 09/10/2018	254
365	8.00%, 11/01/2031	483
	Altice US Finance I Corp.,
560	5.38%, 07/15/2023 (e)	570
535	5.50%, 05/15/2026 (e)	542
	Altria Group, Inc.,
965	3.88%, 09/16/2046	939
1,500	4.00%, 01/31/2024	1,597
1,165	4.25%, 08/09/2042	1,192
1,480	Amazon.com, Inc., 4.05%, 08/22/2047 (e)	1,540
	AMC Entertainment Holdings, Inc.,
1,590	5.75%, 06/15/2025	1,550
230	5.88%, 02/15/2022	234
107	6.13%, 05/15/2027	106
	AMC Networks, Inc.,
528	4.75%, 08/01/2025	524
258	5.00%, 04/01/2024	261

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	American Axle & Manufacturing, Inc.,
2,543	6.25%, 04/01/2025 (e)	2,613
1,180	6.50%, 04/01/2027 (e)	1,218
1,448	6.63%, 10/15/2022	1,499
1,500	American Express Credit Corp., Series F, 2.60%, 09/14/2020	1,511
114	American Greetings Corp., 7.88%, 02/15/2025 (e)	124
	American International Group, Inc.,
1,750	3.90%, 04/01/2026	1,804
2,080	4.80%, 07/10/2045	2,268
2,390	American Tower Corp., 3.38%, 10/15/2026	2,346
575	AmeriGas Partners LP, 5.50%, 05/20/2025	583
1,975	Amgen, Inc., 2.65%, 05/11/2022	1,967
	Amkor Technology, Inc.,
1,000	6.38%, 10/01/2022	1,031
1,950	6.63%, 06/01/2021	1,987
357	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	369
2,500	Anadarko Petroleum Corp., 3.45%, 07/15/2024	2,475
	Analog Devices, Inc.,
1,465	3.50%, 12/05/2026	1,474
190	4.50%, 12/05/2036	197
	Andeavor Logistics LP,
500	5.88%, 10/01/2020	508
1,000	6.13%, 10/15/2021	1,031
1,010	6.25%, 10/15/2022	1,073
1,320	Anixter, Inc., 5.50%, 03/01/2023	1,421
	Antero Resources Corp.,
1,850	5.13%, 12/01/2022	1,896
500	5.38%, 11/01/2021	513
	Apple, Inc.,
3,065	2.90%, 09/12/2027	3,025
2,775	3.35%, 02/09/2027	2,835
755	4.38%, 05/13/2045	829
EUR 2,000	Aramark International Finance Sarl, Reg. S, 3.13%, 04/01/2025	2,489
78	Archrock Partners LP, 6.00%, 10/01/2022	78
	Arconic, Inc.,
725	5.13%, 10/01/2024	771
250	5.40%, 04/15/2021	266
556	5.90%, 02/01/2027	620
83	6.75%, 01/15/2028	97
1,425	Ashland LLC, 4.75%, 08/15/2022	1,486
	AT&T, Inc.,
2,025	3.40%, 05/15/2025	1,983
2,060	3.90%, 08/14/2027	2,046
690	4.30%, 12/15/2042	637
880	4.75%, 05/15/2046	841
745	4.80%, 06/15/2044	723
2,295	4.90%, 08/14/2037	2,286
980	5.15%, 02/14/2050	970
1,335	5.25%, 03/01/2037	1,390
1,615	Avantor, Inc., 6.00%, 10/01/2024 (e)	1,619
	Avaya, Inc.,
1,120	7.00%, 04/01/2019 (d) (e)	860
182	10.50%, 03/01/2021 (d) (e)	10
	Avis Budget Car Rental LLC,
2,830	5.50%, 04/01/2023	2,882
925	6.38%, 04/01/2024 (e)	951
	Axalta Coating Systems LLC,
310	4.88%, 08/15/2024 (e)	325
EUR 1,700	Reg. S, 4.25%, 08/15/2024	2,176
8	B&G Foods, Inc., 5.25%, 04/01/2025	8
	Ball Corp.,
EUR 2,500	4.38%, 12/15/2023	3,436
500	5.25%, 07/01/2025	548
	Bank of America Corp.,
3,795	2.63%, 10/19/2020	3,810
1,730	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	1,788
4,040	4.25%, 10/22/2026	4,239
4,070	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	4,513
466	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	516
474	Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 03/10/2026 (x) (y) (aa)	540
1,640	Series K, (ICE LIBOR USD 3 Month + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	1,652
EUR 1,700	Belden, Inc., Reg. S, 3.38%, 07/15/2027	2,056
400	Berry Global, Inc., 5.50%, 05/15/2022	415
	Blue Cube Spinco, Inc.,
357	9.75%, 10/15/2023	426
843	10.00%, 10/15/2025	1,024
	Blue Racer Midstream LLC,
1,794	6.13%, 11/15/2022 (e)	1,861
175	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	176

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Boyd Gaming Corp.,
445	6.38%, 04/01/2026	485
652	6.88%, 05/15/2023	695
259	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	257
2,550	Broadcom Corp., 3.63%, 01/15/2024 (e)	2,524
1,970	Buckeye Partners LP, 3.95%, 12/01/2026	1,926
1,340	Burlington Northern Santa Fe LLC, 4.55%, 09/01/2044	1,498
	Cablevision Systems Corp.,
140	5.88%, 09/15/2022	138
582	8.00%, 04/15/2020	623
	CalAtlantic Group, Inc.,
94	5.88%, 11/15/2024	104
210	8.38%, 01/15/2021	243
516	California Resources Corp., 8.00%, 12/15/2022 (e)	382
244	Callon Petroleum Co., 6.13%, 10/01/2024	251
1,000	Calpine Corp., 6.00%, 01/15/2022 (e)	1,030
570	Camelot Finance SA, 7.88%, 10/15/2024 (e)	610
	Capital One Financial Corp.,
2,890	3.50%, 06/15/2023	2,941
670	3.75%, 03/09/2027	676
3,000	4.20%, 10/29/2025	3,070
15	Carlyle Promissory Note, 3.36%, 07/15/2019 (bb)	14
716	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	733
117	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	118
255	CB Escrow Corp., 8.00%, 10/15/2025 (e)	256
615	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	647
	CCO Holdings LLC,
2,697	5.00%, 02/01/2028 (e)	2,630
6,076	5.13%, 05/01/2027 (e)	6,019
681	5.38%, 05/01/2025 (e)	699
2,635	5.50%, 05/01/2026 (e)	2,688
405	5.75%, 09/01/2023	417
190	5.75%, 01/15/2024	197
4,280	5.75%, 02/15/2026 (e)	4,440
4,190	5.88%, 04/01/2024 (e)	4,389
185	5.88%, 05/01/2027 (e)	192
	CDW LLC,
318	5.00%, 09/01/2023	332
165	5.50%, 12/01/2024	180
353	Centene Corp., 4.75%, 05/15/2022	366
1,000	Central Garden & Pet Co., 6.13%, 11/15/2023	1,063
	CenturyLink, Inc.,
360	Series T, 5.80%, 03/15/2022	344
155	Series S, 6.45%, 06/15/2021	154
1,380	Series W, 6.75%, 12/01/2023	1,330
120	Series Y, 7.50%, 04/01/2024	117
	CF Industries, Inc.,
185	3.45%, 06/01/2023	182
2,360	4.50%, 12/01/2026 (e)	2,465
565	5.15%, 03/15/2034	564
2,868	Charter Communications Operating LLC, 4.91%, 07/23/2025	3,029
	Chemours Co. (The),
735	6.63%, 05/15/2023	777
195	7.00%, 05/15/2025	214
710	Cheniere Corpus Christi Holdings LLC, 7.00%, 06/30/2024	806
185	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	190
	Chesapeake Energy Corp.,
401	4.88%, 04/15/2022	373
1,300	8.00%, 12/15/2022 (e)	1,384
1,033	8.00%, 01/15/2025 (e)	1,027
596	8.00%, 06/15/2027 (e)	571
2,848	Chevron Corp., 2.36%, 12/05/2022	2,821
215	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	209
90	Cinemark USA, Inc., 5.13%, 12/15/2022	92
	CIT Group, Inc.,
29	3.88%, 02/19/2019	29
1,005	5.00%, 08/15/2022	1,074
26	5.38%, 05/15/2020	28
363	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	363
	Citigroup, Inc.,
2,690	2.40%, 02/18/2020	2,688
2,695	2.65%, 10/26/2020	2,705
1,980	3.20%, 10/21/2026	1,950
2,730	3.88%, 03/26/2025	2,782
4,810	4.13%, 07/25/2028	4,930
2,855	4.40%, 06/10/2025	2,998
3,488	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	3,654
	Claire’s Stores, Inc.,
250	6.13%, 03/15/2020 (e)	140

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
880	9.00%, 03/15/2019 (e)	548
1,130	Clean Harbors, Inc., 5.13%, 06/01/2021	1,144
	Clear Channel Worldwide Holdings, Inc.,
9,483	Series B, 6.50%, 11/15/2022	9,590
4,045	Series B, 7.63%, 03/15/2020	4,004
315	Clearwater Paper Corp., 4.50%, 02/01/2023	314
435	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	413
670	CNO Financial Group, Inc., 5.25%, 05/30/2025	710
291	CNX Resources Corp., 5.88%, 04/15/2022	298
1,000	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	1,015
600	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	633
	Comcast Corp.,
1,750	3.20%, 07/15/2036	1,650
2,310	4.60%, 08/15/2045	2,510
500	Commercial Metals Co., 4.88%, 05/15/2023	514
	CommScope Technologies LLC,
142	5.00%, 03/15/2027 (e)	143
3,200	6.00%, 06/15/2025 (e)	3,424
681	CommScope, Inc., 5.50%, 06/15/2024 (e)	713
	Community Health Systems, Inc.,
508	5.13%, 08/01/2021	475
363	6.25%, 03/31/2023	339
791	6.88%, 02/01/2022	477
655	7.13%, 07/15/2020	511
150	8.00%, 11/15/2019	134
845	Concho Resources, Inc., 4.88%, 10/01/2047	896
206	Consolidated Communications, Inc., 6.50%, 10/01/2022	188
	Continental Resources, Inc.,
1,770	4.50%, 04/15/2023	1,805
857	5.00%, 09/15/2022	873
1,345	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	1,389
800	CoreCivic, Inc., 4.63%, 05/01/2023	816
217	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	215
158	Covanta Holding Corp., 5.88%, 03/01/2024	160
820	Crestwood Midstream Partners LP, 6.25%, 04/01/2023	849
	Crown European Holdings SA,
EUR 1,000	Reg. S, 2.63%, 09/30/2024	1,241
EUR 2,950	Reg. S, 4.00%, 07/15/2022	3,962
	CSC Holdings LLC,
430	5.25%, 06/01/2024	419
200	5.50%, 04/15/2027 (e)	203
242	6.75%, 11/15/2021	260
129	8.63%, 02/15/2019	136
1,200	10.13%, 01/15/2023 (e)	1,358
80	CSI Compressco LP, 7.25%, 08/15/2022	76
	CURO Financial Technologies Corp.,
369	12.00%, 03/01/2022 (e)	405
	CyrusOne LP,
153	5.00%, 03/15/2024 (e)	159
143	5.38%, 03/15/2027 (e)	150
	Dana, Inc.,
1,910	5.50%, 12/15/2024	2,023
600	6.00%, 09/15/2023	630
1,645	Darden Restaurants, Inc., 3.85%, 05/01/2027	1,664
	DaVita, Inc.,
800	5.00%, 05/01/2025	801
116	5.13%, 07/15/2024	118
350	5.75%, 08/15/2022	361
	DCP Midstream Operating LP,
660	3.88%, 03/15/2023	658
610	6.75%, 09/15/2037 (e)	653
314	Dean Foods Co., 6.50%, 03/15/2023 (e)	312
	Dell International LLC,
470	5.88%, 06/15/2021 (e)	489
4,425	6.02%, 06/15/2026 (e)	4,861
637	7.13%, 06/15/2024 (e)	691
835	Denbury Resources, Inc., 4.63%, 07/15/2023	505
145	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	151
150	Diamondback Energy, Inc., 4.75%, 11/01/2024	152
620	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	667
	Discovery Communications LLC,
1,600	2.95%, 03/20/2023	1,573
1,800	5.00%, 09/20/2037	1,811
	DISH DBS Corp.,
1,309	5.00%, 03/15/2023	1,273
2,595	5.88%, 07/15/2022	2,670
6,021	5.88%, 11/15/2024	6,050
754	6.75%, 06/01/2021	803
2,901	7.75%, 07/01/2026	3,129

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
500	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	473
283	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	304
842	Dollar Tree, Inc., 5.75%, 03/01/2023	881
880	Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/2019 (e)	865
	Dynegy, Inc.,
653	5.88%, 06/01/2023	674
19	6.75%, 11/01/2019	20
615	7.38%, 11/01/2022	657
760	7.63%, 11/01/2024	827
354	8.13%, 01/30/2026 (e)	394
543	Eldorado Resorts, Inc., 6.00%, 04/01/2025	572
2,739	Embarq Corp., 8.00%, 06/01/2036	2,602
440	EMC Corp., 2.65%, 06/01/2020	435
	Endo Dac,
1,000	6.00%, 07/15/2023 (e)	765
520	6.00%, 02/01/2025 (e)	393
152	Endo Finance LLC, 5.75%, 01/15/2022 (e)	125
	Energizer Holdings, Inc.,
1,400	5.50%, 06/15/2025 (e)	1,453
	Energy Transfer Equity LP,
341	4.25%, 03/15/2023	344
786	5.88%, 01/15/2024	841
495	EnerSys, 5.00%, 04/30/2023 (e)	520
	Ensco plc,
429	5.20%, 03/15/2025	352
156	8.00%, 01/31/2024	153
710	Entegris, Inc., 4.63%, 02/10/2026 (e)	725
1,520	Entergy Corp., 2.95%, 09/01/2026	1,472
1,960	Enterprise Products Operating LLC, Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/2077 (aa)	1,961
	Envision Healthcare Corp.,
400	5.13%, 07/01/2022 (e)	392
677	5.63%, 07/15/2022	689
	EP Energy LLC,
266	7.75%, 09/01/2022	151
326	8.00%, 11/29/2024 (e)	326
760	8.00%, 02/15/2025 (e)	500
1,778	9.38%, 05/01/2020	1,316
	Equinix, Inc.,
EUR 1,900	2.88%, 10/01/2025	2,307
38	5.38%, 01/01/2022	40
500	5.38%, 04/01/2023	515
485	5.38%, 05/15/2027	524
27	5.75%, 01/01/2025	29
111	5.88%, 01/15/2026	120
636	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	647
625	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	587
1,565	Exelon Generation Co. LLC, 4.25%, 06/15/2022	1,648
1,965	Express Scripts Holding Co., 3.40%, 03/01/2027	1,918
151	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	153
	First Data Corp.,
45	5.00%, 01/15/2024 (e)	47
4,810	5.38%, 08/15/2023 (e)	4,990
4,189	5.75%, 01/15/2024 (e)	4,346
559	7.00%, 12/01/2023 (e)	592
2,365	FirstEnergy Corp., Series B, 3.90%, 07/15/2027	2,413
385	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	450
	Ford Motor Credit Co. LLC,
2,575	3.20%, 01/15/2021	2,615
3,000	3.66%, 09/08/2024	3,018
2,385	4.39%, 01/08/2026	2,489
	Freeport-McMoRan, Inc.,
1,505	3.55%, 03/01/2022	1,484
1,420	3.88%, 03/15/2023	1,404
600	5.40%, 11/14/2034	584
	Frontier Communications Corp.,
240	6.25%, 09/15/2021	177
1,000	6.88%, 01/15/2025	685
442	9.25%, 07/01/2021	356
154	10.50%, 09/15/2022	122
2,246	11.00%, 09/15/2025	1,724
292	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	292
84	Gartner, Inc., 5.13%, 04/01/2025 (e)	88
828	Gates Global LLC, 6.00%, 07/15/2022 (e)	847
1,500	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	1,671
3,750	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	3,983
	General Electric Co.,
EUR 400	2.13%, 05/17/2037	473
748	3.45%, 05/15/2024	774

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	General Motors Co.,
1,600	5.15%, 04/01/2038	1,667
2,620	5.20%, 04/01/2045	2,681
	General Motors Financial Co., Inc.,
2,000	3.70%, 05/09/2023	2,038
1,335	3.95%, 04/13/2024	1,368
731	Genesis Energy LP, 6.00%, 05/15/2023	742
473	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	530
	GenOn Energy, Inc.,
125	9.50%, 10/15/2018 (d)	89
2,080	9.88%, 10/15/2020 (d)	1,466
	GEO Group, Inc. (The),
1,105	5.13%, 04/01/2023	1,111
1,465	5.88%, 10/15/2024	1,516
1,650	Gilead Sciences, Inc., 4.15%, 03/01/2047	1,694
676	Global Partners LP, 7.00%, 06/15/2023	693
939	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	959
	Goldman Sachs Group, Inc. (The),
910	2.63%, 04/25/2021	909
930	2.75%, 09/15/2020	935
4,965	(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 07/24/2023 (aa)	4,918
1,850	3.85%, 07/08/2024	1,918
2,220	(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (aa)	2,261
1,815	4.25%, 10/21/2025	1,896
6,615	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	6,565
484	Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (x) (y) (aa)	516
4,681	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	4,848
225	Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	232
9	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	7
	Goodyear Tire & Rubber Co. (The),
1,221	4.88%, 03/15/2027	1,249
1,000	8.75%, 08/15/2020	1,155
90	Graphic Packaging International, Inc., 4.75%, 04/15/2021	95
	Gray Television, Inc.,
26	5.13%, 10/15/2024 (e)	26
400	5.88%, 07/15/2026 (e)	406
71	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	75
	Gulfport Energy Corp.,
905	6.00%, 10/15/2024	908
126	6.38%, 01/15/2026 (e)	127
374	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	392
241	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	245
180	Hanesbrands, Inc., 4.88%, 05/15/2026 (e)	184
365	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	334
170	Harland Clarke Holdings Corp., 6.88%, 03/01/2020 (e)	173
3,820	Harris Corp., 4.85%, 04/27/2035	4,219
	HCA, Inc.,
300	5.00%, 03/15/2024	315
500	5.25%, 04/15/2025	533
8,205	5.38%, 02/01/2025	8,513
3,099	5.88%, 05/01/2023	3,300
3,070	5.88%, 02/15/2026	3,266
100	6.50%, 02/15/2020	107
2,275	7.50%, 02/15/2022	2,568
1,182	HD Supply, Inc., 5.75%, 04/15/2024 (e)	1,259
	HealthSouth Corp.,
250	5.13%, 03/15/2023	256
595	5.75%, 11/01/2024	609
650	5.75%, 09/15/2025	674
375	Hecla Mining Co., 6.88%, 05/01/2021	384
1,665	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	1,823
	Hertz Corp. (The),
1,000	5.50%, 10/15/2024 (e)	890
1,150	6.25%, 10/15/2022	1,098
2,105	7.38%, 01/15/2021	2,110
2,230	7.63%, 06/01/2022 (e)	2,302
EUR 250	Hertz Holdings Netherlands BV, Reg. S, 4.13%, 10/15/2021	299
1,230	Hess Corp., 5.80%, 04/01/2047	1,318
2,990	Hexion, Inc., 6.63%, 04/15/2020	2,639
1,485	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	1,489
1,560	Hill-Rom Holdings, Inc., 5.75%, 09/01/2023 (e)	1,634
86	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	87
122	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	133

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Hilton Worldwide Finance LLC,
130	4.63%, 04/01/2025	134
66	4.88%, 04/01/2027	70
400	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	417
	Hologic, Inc.,
243	4.38%, 10/15/2025 (e)	248
40	5.25%, 07/15/2022 (e)	42
750	HRG Group, Inc., 7.75%, 01/15/2022	779
	Hughes Satellite Systems Corp.,
445	5.25%, 08/01/2026	452
348	6.63%, 08/01/2026	364
75	Huntington Ingalls Industries, Inc., 5.00%, 12/15/2021 (e)	77
	Huntsman International LLC,
EUR 1,600	4.25%, 04/01/2025	2,180
550	4.88%, 11/15/2020	575
1,755	5.13%, 11/15/2022	1,891
776	Icahn Enterprises LP, 5.88%, 02/01/2022	793
1,010	iHeartCommunications, Inc., 9.00%, 12/15/2019	750
	IHS Markit Ltd.,
397	4.00%, 03/01/2026 (e)	401
30	5.00%, 11/01/2022 (e)	32
500	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.36%, 12/21/2065 (e) (aa)	480
535	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.61%, 12/21/2065 (e) (aa)	515
1,500	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	1,538
2,385	Infor US, Inc., 6.50%, 05/15/2022	2,457
1,333	Informatica LLC, 7.13%, 07/15/2023 (e)	1,360
	Intel Corp.,
380	3.15%, 05/11/2027	385
495	4.90%, 07/29/2045	594
	International Game Technology plc,
1,925	6.25%, 02/15/2022 (e)	2,101
EUR 3,500	Reg. S, 4.75%, 02/15/2023	4,742
	International Lease Finance Corp.,
1,235	3.88%, 04/15/2018	1,243
515	6.25%, 05/15/2019	542
1,450	International Paper Co., 4.35%, 08/15/2048	1,473
600	Interval Acquisition Corp., 5.63%, 04/15/2023	626
540	inVentiv Group Holdings, Inc., 7.50%, 10/01/2024 (e)	593
	Iron Mountain, Inc.,
237	4.88%, 09/15/2027 (e)	243
645	5.75%, 08/15/2024	660
EUR 1,250	Reg. S, 3.00%, 01/15/2025	1,524
3,290	ITC Holdings Corp., 3.35%, 11/15/2027 (e)	3,284
105	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	109
1,700	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	1,796
44	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	45
67	JC Penney Corp., Inc., 5.88%, 07/01/2023 (e)	63
400	Kaiser Aluminum Corp., 5.88%, 05/15/2024	429
752	KFC Holding Co., 4.75%, 06/01/2027 (e)	770
650	Kindred Healthcare, Inc., 8.75%, 01/15/2023	650
1,205	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	1,262
930	KLX, Inc., 5.88%, 12/01/2022 (e)	972
	Kraft Heinz Foods Co.,
565	4.38%, 06/01/2046	544
1,655	5.20%, 07/15/2045	1,791
505	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	519
	Kroger Co. (The),
2,275	2.65%, 10/15/2026	2,109
765	4.45%, 02/01/2047	737
EUR 255	Kronos International, Inc., Reg. S, 3.75%, 09/15/2025	316
452	L Brands, Inc., 5.63%, 10/15/2023	486
	Ladder Capital Finance Holdings LLLP,
286	5.25%, 03/15/2022 (e)	295
128	5.25%, 10/01/2025 (e)	128
46	Lamar Media Corp., 5.75%, 02/01/2026	49
100	Lamb Weston Holdings, Inc., 4.88%, 11/01/2026 (e)	105
	Lennar Corp.,
125	4.50%, 06/15/2019	128
996	4.75%, 11/29/2027 (e)	1,019
	Level 3 Financing, Inc.,
198	5.13%, 05/01/2023	198
153	5.25%, 03/15/2026	150

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
188	5.38%, 08/15/2022	191
160	5.38%, 01/15/2024	160
842	5.38%, 05/01/2025	844
48	5.63%, 02/01/2023	49
	Level 3 Parent LLC,
1,175	5.75%, 12/01/2022	1,186
500	Levi Strauss & Co., 5.00%, 05/01/2025	521
20	LifePoint Health, Inc., 5.50%, 12/01/2021	20
233	LIN Television Corp., 5.88%, 11/15/2022	243
EUR 1,500	LKQ Italia Bondco SpA, Reg. S, 3.88%, 04/01/2024	1,968
1,130	Lowe’s Cos., Inc., 4.05%, 05/03/2047	1,172
774	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	796
390	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	413
180	M/I Homes, Inc., 6.75%, 01/15/2021	187
	Mallinckrodt International Finance SA,
63	4.75%, 04/15/2023	51
1,135	5.50%, 04/15/2025 (e)	956
381	5.75%, 08/01/2022 (e)	352
1,202	Marathon Petroleum Corp., 4.75%, 09/15/2044	1,223
	Masco Corp.,
695	3.50%, 11/15/2027	686
3,780	4.38%, 04/01/2026	3,985
550	MasTec, Inc., 4.88%, 03/15/2023	558
58	Match Group, Inc., 5.00%, 12/15/2027 (e)	58
3,185	McDonald’s Corp., 4.60%, 05/26/2045	3,487
195	Mediacom Broadband LLC, 6.38%, 04/01/2023	201
	MetLife, Inc.,
1,920	3.00%, 03/01/2025	1,914
435	6.40%, 12/15/2036	502
	MGM Resorts International,
3,170	6.00%, 03/15/2023	3,495
735	6.63%, 12/15/2021	818
2,545	7.75%, 03/15/2022	2,952
	Micron Technology, Inc.,
2,275	5.25%, 01/15/2024 (e)	2,372
35	5.50%, 02/01/2025	37
	Microsoft Corp.,
1,515	4.10%, 02/06/2037	1,661
610	4.88%, 12/15/2043	729
EUR 1,100	Mohawk Industries, Inc., 2.00%, 01/14/2022	1,388
350	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (bb)	—
350	Momentive Performance Materials, Inc., 3.88%, 10/24/2021	363
	Morgan Stanley,
2,500	2.80%, 06/16/2020	2,522
3,110	3.70%, 10/23/2024	3,210
1,500	3.88%, 01/27/2026	1,554
3,985	(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 07/22/2038 (aa)	4,045
790	4.30%, 01/27/2045	831
1,090	4.38%, 01/22/2047	1,162
2,670	Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	2,751
2,470	Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	2,572
643	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	690
	MPLX LP,
1,000	4.88%, 06/01/2025	1,070
1,185	5.20%, 03/01/2047	1,251
155	MSCI, Inc., 5.25%, 11/15/2024 (e)	164
	Mylan NV,
1,710	3.95%, 06/15/2026	1,705
487	5.25%, 06/15/2046	519
325	Nabors Industries, Inc., 5.50%, 01/15/2023	314
	Nationstar Mortgage LLC,
530	6.50%, 07/01/2021	536
415	7.88%, 10/01/2020	424
198	Navistar International Corp., 6.63%, 11/01/2025 (e)	205
2,365	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	1,348
	Netflix, Inc.,
14	4.38%, 11/15/2026	14
1,130	4.88%, 04/15/2028 (e)	1,114
300	5.50%, 02/15/2022	319
200	5.75%, 03/01/2024	214
	New Albertson’s, Inc.,
197	7.45%, 08/01/2029	164
408	8.00%, 05/01/2031	348
22	8.70%, 05/01/2030	20
289	New Home Co., Inc. (The), 7.25%, 04/01/2022	299
479	Newfield Exploration Co., 5.75%, 01/30/2022	512

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Nexstar Broadcasting, Inc.,
1,650	6.13%, 02/15/2022 (e)	1,708
	NextEra Energy Operating Partners LP,
238	4.25%, 09/15/2024 (e)	241
161	4.50%, 09/15/2027 (e)	161
185	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	192
250	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	260
2,089	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	2,150
1,740	NiSource Finance Corp., 4.38%, 05/15/2047	1,858
890	Novelis Corp., 5.88%, 09/30/2026 (e)	930
	NRG Energy, Inc.,
250	5.75%, 01/15/2028 (e)	250
655	6.25%, 07/15/2022	682
690	6.25%, 05/01/2024	731
630	6.63%, 01/15/2027	679
224	NRG Yield Operating LLC, 5.38%, 08/15/2024	232
85	Nuance Communications, Inc., 5.63%, 12/15/2026 (e)	89
	Oasis Petroleum, Inc.,
352	6.50%, 11/01/2021	356
5	6.88%, 03/15/2022	5
2,020	6.88%, 01/15/2023	2,058
EUR 500	OI European Group BV, Reg. S, 4.88%, 03/31/2021	675
3,720	ONEOK, Inc., 4.00%, 07/13/2027	3,724
	Oracle Corp.,
4,150	2.65%, 07/15/2026	4,022
6,145	2.95%, 11/15/2024	6,171
1,455	4.50%, 07/08/2044	1,614
8	Orbital ATK, Inc., 5.25%, 10/01/2021	8
208	Oshkosh Corp., 5.38%, 03/01/2025	221
	Outfront Media Capital LLC,
5	5.25%, 02/15/2022	5
150	5.63%, 02/15/2024	158
546	5.88%, 03/15/2025	576
3,295	Owens Corning, 4.30%, 07/15/2047	3,195
500	Owens-Brockway Glass Container, Inc., 5.38%, 01/15/2025 (e)	531
	Parker Drilling Co.,
268	6.75%, 07/15/2022	217
50	7.50%, 08/01/2020	46
116	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	121
185	PBF Logistics LP, 6.88%, 05/15/2023	192
190	Peabody Energy Corp., 6.00%, 03/31/2022 (e)	195
300	Penn Virginia Corp., 8.50%, 05/01/2020 (bb)	—	(h)
681	Penske Automotive Group, Inc., 5.50%, 05/15/2026	693
	PetSmart, Inc.,
1,175	5.88%, 06/01/2025 (e)	1,010
2,783	7.13%, 03/15/2023 (e)	2,032
500	Philip Morris International, Inc., 4.13%, 03/04/2043	507
2,800	Phillips 66 Partners LP, 3.75%, 03/01/2028	2,774
195	Pilgrim’s Pride Corp., 5.75%, 03/15/2025 (e)	205
1,110	Plantronics, Inc., 5.50%, 05/31/2023 (e)	1,156
466	Polaris Intermediate Corp., (cash), 8.50%, 12/01/2022 (e) (v)	484
580	PolyOne Corp., 5.25%, 03/15/2023	622
	Post Holdings, Inc.,
18	5.00%, 08/15/2026 (e)	18
915	5.50%, 03/01/2025 (e)	950
1,610	PPL Capital Funding, Inc., 4.00%, 09/15/2047	1,617
99	PQ Corp., 5.75%, 12/15/2025 (e)	101
	Prestige Brands, Inc.,
10	5.38%, 12/15/2021 (e)	10
75	6.38%, 03/01/2024 (e)	78
786	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	868
660	Prudential Financial, Inc., 4.60%, 05/15/2044	733
EUR 1,650	PSPC Escrow Corp., Reg. S, 6.00%, 02/01/2023	2,055
	QEP Resources, Inc.,
515	5.38%, 10/01/2022	527
97	5.63%, 03/01/2026	99
88	6.88%, 03/01/2021	95
100	Qorvo, Inc., 6.75%, 12/01/2023	108
15	Quad/Graphics, Inc., 7.00%, 05/01/2022	15
1,095	Quicken Loans, Inc., 5.75%, 05/01/2025 (e)	1,151
	Quintiles IMS, Inc.,
82	4.88%, 05/15/2023 (e)	85
1,390	5.00%, 10/15/2026 (e)	1,456
EUR 1,150	Reg. S, 3.25%, 03/15/2025	1,412
EUR 5,050	Reg. S, 3.50%, 10/15/2024	6,301
	Qwest Capital Funding, Inc.,
119	6.88%, 07/15/2028	104

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
396	7.75%, 02/15/2031	348
50	Qwest Corp., 7.25%, 09/15/2025	53
2,363	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	2,534
	Radian Group, Inc.,
483	4.50%, 10/01/2024	497
197	7.00%, 03/15/2021	221
925	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	1,016
208	Range Resources Corp., 5.00%, 03/15/2023	206
142	RBS Global, Inc., 4.88%, 12/15/2025 (e)	142
1,250	Realogy Group LLC, 5.25%, 12/01/2021 (e)	1,300
1,570	Realty Income Corp., 3.65%, 01/15/2028	1,564
595	Regal Entertainment Group, 5.75%, 03/15/2022	614
	Revlon Consumer Products Corp.,
126	5.75%, 02/15/2021	101
400	6.25%, 08/01/2024	242
	Reynolds Group Issuer, Inc.,
2,930	5.75%, 10/15/2020	2,979
713	6.88%, 02/15/2021	728
840	RHP Hotel Properties LP, 5.00%, 04/15/2023	863
	Rite Aid Corp.,
1,250	6.13%, 04/01/2023 (e)	1,156
265	6.75%, 06/15/2021	263
1,000	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	941
	Rockwell Collins, Inc.,
3,540	3.50%, 03/15/2027	3,587
	Roper Technologies, Inc.,
3,855	3.80%, 12/15/2026	3,962
	Rowan Cos., Inc.,
379	4.88%, 06/01/2022	362
318	7.38%, 06/15/2025	319
24	RR Donnelley & Sons Co., 7.63%, 06/15/2020	26
600	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	621
209	RSP Permian, Inc., 6.63%, 10/01/2022	220
	Sabine Pass Liquefaction LLC,
490	5.63%, 04/15/2023	539
600	5.75%, 05/15/2024	666
800	Sable International Finance Ltd., Reg. S, 6.88%, 08/01/2022	856
	Sabre GLBL, Inc.,
1,500	5.25%, 11/15/2023 (e)	1,556
937	5.38%, 04/15/2023 (e)	975
236	Sally Holdings LLC, 5.63%, 12/01/2025	236
200	Sanchez Energy Corp., 7.75%, 06/15/2021	190
	SBA Communications Corp.,
250	4.88%, 07/15/2022	259
330	4.88%, 09/01/2024	341
	Scientific Games International, Inc.,
1,315	7.00%, 01/01/2022 (e)	1,387
315	10.00%, 12/01/2022	347
	Scotts Miracle-Gro Co. (The),
1,000	5.25%, 12/15/2026	1,054
825	6.00%, 10/15/2023	877
500	Sealed Air Corp., 5.13%, 12/01/2024 (e)	536
675	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	685
	Sensata Technologies BV,
1,250	4.88%, 10/15/2023 (e)	1,305
129	5.00%, 10/01/2025 (e)	138
600	5.63%, 11/01/2024 (e)	663
2,065	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	2,246
	Service Corp. International,
618	5.38%, 01/15/2022	634
662	5.38%, 05/15/2024	697
96	SESI LLC, 7.13%, 12/15/2021	98
	Shire Acquisitions Investments Ireland DAC,
2,915	2.40%, 09/23/2021	2,868
3,000	3.20%, 09/23/2026	2,882
EUR 2,050	Silgan Holdings, Inc., Reg. S, 3.25%, 03/15/2025	2,533
	Sinclair Television Group, Inc.,
175	5.38%, 04/01/2021	179
900	5.63%, 08/01/2024 (e)	925
2,000	6.13%, 10/01/2022	2,075
	Sirius XM Radio, Inc.,
415	4.63%, 05/15/2023 (e)	426
477	5.00%, 08/01/2027 (e)	482
210	5.38%, 04/15/2025 (e)	221
3,310	6.00%, 07/15/2024 (e)	3,513
	SM Energy Co.,
56	5.00%, 01/15/2024	54
247	6.50%, 11/15/2021	249

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
423	Solera LLC, 10.50%, 03/01/2024 (e)	476
63	Sonic Automotive, Inc., 6.13%, 03/15/2027	63
	Southwestern Energy Co.,
1,621	6.70%, 01/23/2025	1,686
35	SP Finco LLC, 6.75%, 07/01/2025 (e)	32
	Spectrum Brands, Inc.,
29	6.13%, 12/15/2024	30
500	6.63%, 11/15/2022	519
1,000	Springleaf Finance Corp., 7.75%, 10/01/2021	1,108
	Sprint Capital Corp.,
75	6.88%, 11/15/2028	77
1,320	8.75%, 03/15/2032	1,524
	Sprint Communications, Inc.,
31	6.00%, 11/15/2022	31
1,030	7.00%, 03/01/2020 (e)	1,103
321	7.00%, 08/15/2020	343
247	9.25%, 04/15/2022	299
	Sprint Corp.,
1,392	7.13%, 06/15/2024	1,443
22	7.25%, 09/15/2021	23
4,734	7.63%, 02/15/2025	5,028
7,989	7.88%, 09/15/2023	8,608
665	SPX FLOW, Inc., 5.63%, 08/15/2024 (e)	700
421	Standard Industries, Inc., 6.00%, 10/15/2025 (e)	454
2,739	Staples, Inc., 8.50%, 09/15/2025 (e)	2,465
235	Station Casinos LLC, 5.00%, 10/01/2025 (e)	235
	Steel Dynamics, Inc.,
540	5.00%, 12/15/2026	571
15	5.13%, 10/01/2021	15
300	5.50%, 10/01/2024	319
24	Stone Energy Corp., 7.50%, 05/31/2022	24
	Summit Materials LLC,
436	5.13%, 06/01/2025 (e)	444
568	6.13%, 07/15/2023	594
420	Summit Midstream Holdings LLC, 5.50%, 08/15/2022	423
	Sunoco Logistics Partners Operations LP,
2,010	5.35%, 05/15/2045	1,969
1,740	5.40%, 10/01/2047	1,732
	SUPERVALU, Inc.,
628	6.75%, 06/01/2021	607
1,460	7.75%, 11/15/2022	1,420
398	Symantec Corp., 5.00%, 04/15/2025 (e)	417
80	Synchrony Financial, 3.70%, 08/04/2026	79
	Talen Energy Supply LLC,
27	4.62%, 07/15/2019 (e)	28
319	6.50%, 06/01/2025	271
55	9.50%, 07/15/2022 (e)	57
370	Tallgrass Energy Partners LP, 5.50%, 09/15/2024 (e)	384
	Targa Resources Partners LP,
565	4.25%, 11/15/2023	557
145	5.00%, 01/15/2028 (e)	144
695	5.25%, 05/01/2023	712
2,495	6.75%, 03/15/2024	2,682
469	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	424
1,548	TEGNA, Inc., 6.38%, 10/15/2023	1,629
60	Teleflex, Inc., 5.25%, 06/15/2024	63
2,250	Tempur Sealy International, Inc., 5.50%, 06/15/2026	2,303
	Tenet Healthcare Corp.,
1,155	4.50%, 04/01/2021	1,162
400	5.13%, 05/01/2025 (e)	386
200	6.00%, 10/01/2020	211
200	6.75%, 02/01/2020	202
2,140	6.75%, 06/15/2023	2,001
6,063	8.13%, 04/01/2022	6,002
137	Tennant Co., 5.63%, 05/01/2025 (e)	143
207	Tenneco, Inc., 5.38%, 12/15/2024	216
208	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	230
	TerraForm Power Operating LLC,
344	4.25%, 01/31/2023 (e) (w)	345
435	5.00%, 01/31/2028 (e) (w)	437
65	SUB, 6.38%, 02/01/2023 (e)	68
322	SUB, 6.62%, 06/15/2025 (e)	353
630	Tesla, Inc., 5.30%, 08/15/2025 (e)	601
	Texas Competitive Electric Holdings Co. LLC,
375	8.50%, 05/01/2020 (bb)	2
762	Thermo Fisher Scientific, Inc., 3.00%, 04/15/2023	765
	T-Mobile USA, Inc.,
21	6.00%, 03/01/2023	22
315	6.00%, 04/15/2024	336
5	6.13%, 01/15/2022	5
2,251	6.38%, 03/01/2025	2,417

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
690	6.50%, 01/15/2024	732
3,265	6.50%, 01/15/2026	3,578
327	6.63%, 04/01/2023	342
203	6.84%, 04/28/2023	213
109	Toll Brothers Finance Corp., 4.88%, 11/15/2025	113
269	Tops Holding LLC, 8.00%, 06/15/2022 (e)	153
	TransDigm, Inc.,
394	6.38%, 06/15/2026	400
1,373	6.50%, 07/15/2024	1,404
414	6.50%, 05/15/2025	422
633	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	666
	Transocean, Inc.,
184	5.80%, 10/15/2022	183
1,182	6.80%, 03/15/2038	943
417	7.50%, 01/15/2026 (e)	428
876	9.00%, 07/15/2023 (e)	946
720	9.35%, 12/15/2041	702
1,695	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	1,773
171	TriMas Corp., 4.88%, 10/15/2025 (e)	173
161	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	168
149	Tronox Finance plc, 5.75%, 10/01/2025 (e)	155
735	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	781
1,621	Ultra Resources, Inc., 6.88%, 04/15/2022 (e)	1,636
950	Union Pacific Corp., 3.60%, 09/15/2037	960
265	Unit Corp., 6.63%, 05/15/2021	266
283	United Continental Holdings, Inc., 4.25%, 10/01/2022	284
	United Rentals North America, Inc.,
747	4.88%, 01/15/2028	755
385	5.50%, 07/15/2025	410
50	5.50%, 05/15/2027	53
2,825	5.75%, 11/15/2024	2,980
50	5.88%, 09/15/2026	54
1,635	United Technologies Corp., 4.15%, 05/15/2045	1,702
710	UnitedHealth Group, Inc., 4.75%, 07/15/2045	813
	Uniti Group LP,
2,389	6.00%, 04/15/2023 (e)	2,359
275	Univar USA, Inc., 6.75%, 07/15/2023 (e)	288
	Universal Health Services, Inc.,
34	3.75%, 08/01/2019 (e)	35
47	4.75%, 08/01/2022 (e)	48
	Univision Communications, Inc.,
90	5.13%, 05/15/2023 (e)	90
111	5.13%, 02/15/2025 (e)	108
56	6.75%, 09/15/2022 (e)	58
416	US Concrete, Inc., 6.38%, 06/01/2024	446
300	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	304
	Valeant Pharmaceuticals International, Inc.,
300	5.38%, 03/15/2020 (e)	297
114	5.50%, 03/01/2023 (e)	98
551	5.50%, 11/01/2025 (e)	557
85	5.63%, 12/01/2021 (e)	79
4,381	5.88%, 05/15/2023 (e)	3,828
3,000	6.13%, 04/15/2025 (e)	2,572
385	6.38%, 10/15/2020 (e)	385
123	6.50%, 03/15/2022 (e)	129
271	6.75%, 08/15/2021 (e)	264
263	7.00%, 03/15/2024 (e)	282
1,933	7.25%, 07/15/2022 (e)	1,880
100	7.50%, 07/15/2021 (e)	99
EUR 1,750	Reg. S, 4.50%, 05/15/2023	1,789
350	Venator Finance Sarl, 5.75%, 07/15/2025 (e)	369
	VEREIT Operating Partnership LP,
2,610	3.95%, 08/15/2027	2,577
2,255	4.60%, 02/06/2024	2,361
	VeriSign, Inc.,
50	4.75%, 07/15/2027	52
39	5.25%, 04/01/2025	42
	Verizon Communications, Inc.,
6,316	3.50%, 11/01/2024	6,396
710	3.85%, 11/01/2042	630
2,145	4.13%, 08/15/2046	1,947
1,070	5.01%, 04/15/2049	1,108
150	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	161
1,660	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	1,801
2,945	Viacom, Inc., 3.45%, 10/04/2026	2,794
5	ViaSat, Inc., 5.63%, 09/15/2025 (e)	5
	VICI Properties 1 LLC,
10	(ICE LIBOR USD 3 Month + 3.50%), 4.85%, 10/15/2022 (aa)	10
687	8.00%, 10/15/2023	764
965	Vista Outdoor, Inc., 5.88%, 10/01/2023	946

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
132	Wabash National Corp., 5.50%, 10/01/2025 (e)	133
1,000	Walgreens Boots Alliance, Inc., 2.70%, 11/18/2019	1,007
	Weatherford International Ltd.,
375	6.50%, 08/01/2036	300
311	9.88%, 02/15/2024	326
1,070	Welbilt, Inc., 9.50%, 02/15/2024	1,217
710	WellCare Health Plans, Inc., 5.25%, 04/01/2025	752
	Wells Fargo & Co.,
2,045	(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/2028 (aa)	2,068
1,210	4.90%, 11/17/2045	1,340
325	WESCO Distribution, Inc., 5.38%, 06/15/2024	336
64	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	65
5,101	Western Digital Corp., 10.50%, 04/01/2024	5,920
175	Westlake Chemical Corp., 4.63%, 02/15/2021	180
	Whiting Petroleum Corp.,
960	5.00%, 03/15/2019	967
1,250	5.75%, 03/15/2021	1,256
720	6.25%, 04/01/2023	720
1,115	Williams Cos., Inc. (The), 4.55%, 06/24/2024	1,155
5,660	Williams Partners LP, 4.00%, 09/15/2025	5,767
	Windstream Services LLC,
535	6.38%, 08/01/2023 (e)	354
490	7.50%, 06/01/2022	362
25	7.75%, 10/15/2020	22
1,884	7.75%, 10/01/2021	1,460
	WMG Acquisition Corp.,
351	5.63%, 04/15/2022 (e)	363
200	6.75%, 04/15/2022 (e)	209
EUR 800	Reg. S, 4.13%, 11/01/2024	1,003
	WPX Energy, Inc.,
410	6.00%, 01/15/2022	422
1,020	8.25%, 08/01/2023	1,152
2,415	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	2,494
2,007	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	2,097
	Zayo Group LLC,
752	5.75%, 01/15/2027 (e)	774
1,575	6.00%, 04/01/2023	1,642
1,195	6.38%, 05/15/2025	1,264
620	Zebra Technologies Corp., 7.25%, 10/15/2022	654

		838,122

	Total Corporate Bonds (Cost $1,511,379)	1,551,150

Foreign Government Securities — 18.0%
	Angola — 0.1%
3,014	Republic of Angola, 9.50%, 11/12/2025 (e)	3,395

	Argentina — 0.3%
	Provincia de Buenos Aires,
2,828	9.13%, 03/16/2024 (e)	3,287
2,170	Reg. S, 9.95%, 06/09/2021	2,512
1,257	Republic of Argentina, Reg. S, 7.13%, 06/28/2117	1,290

		7,089

	Belarus — 0.4%
	Republic of Belarus,
1,360	6.88%, 02/28/2023 (e)	1,433
1,950	7.63%, 06/29/2027 (e)	2,132
6,000	Reg. S, 8.95%, 01/26/2018	6,030

		9,595

	Brazil — 1.9%
	Brazil Notas do Tesouro Nacional,
BRL 80,500	10.00%, 01/01/2021	25,072
BRL 79,900	10.00%, 01/01/2025	24,054

		49,126

	Colombia — 0.2%
4,620	Republic of Colombia, 5.00%, 06/15/2045	4,830

	Croatia — 0.2%
4,950	Republic of Croatia, Reg. S, 5.50%, 04/04/2023	5,455

	Dominican Republic — 0.2%
4,060	Government of Dominican Republic, 6.88%, 01/29/2026 (e)	4,647

	Ecuador — 0.4%
	Republic of Ecuador,
2,400	8.75%, 06/02/2023 (e)	2,592
4,680	8.88%, 10/23/2027 (e)	4,979
2,730	10.75%, 03/28/2022 (e)	3,155

		10,726

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Egypt — 0.3%
	Arab Republic of Egypt,
1,700	6.13%, 01/31/2022 (e)	1,770
5,700	Reg. S, 5.75%, 04/29/2020	5,950

		7,720

	Gabon — 0.1%
3,350	Gabonese Republic, Reg. S, 6.38%, 12/12/2024	3,333

	Indonesia — 3.2%
	Republic of Indonesia,
IDR 527,780,000	8.25%, 05/15/2036	42,932
IDR 423,878,000	8.75%, 05/15/2031	36,053
5,200	Reg. S, 5.38%, 10/17/2023	5,798

		84,783

	Italy — 0.5%
EUR 11,850	Republic of Italy, Reg. S, 2.80%, 03/01/2067 (e)	12,884

	Jamaica — 0.1%
1,490	Jamaica Government International Bond, 7.88%, 07/28/2045	1,825

	Jordan — 0.3%
	Kingdom of Jordan,
1,400	7.38%, 10/10/2047 (e)	1,441
7,000	Reg. S, 6.13%, 01/29/2026	7,201

		8,642

	Lebanon — 0.5%
	Republic of Lebanon,
3,170	Reg. S, 5.15%, 11/12/2018	3,122
5,583	Reg. S, 5.45%, 11/28/2019	5,423
4,470	Reg. S, 6.10%, 10/04/2022	4,247

		12,792

	Malaysia — 1.0%
	Federation of Malaysia,
MYR 27,050	3.44%, 02/15/2021	6,614
MYR 26,800	4.05%, 09/30/2021	6,635
MYR 52,210	4.38%, 11/29/2019	13,058

		26,307

	Mexico — 0.1%
EUR 2,610	United Mexican States, 3.38%, 02/23/2031	3,514

	Morocco — 0.1%
2,800	Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042	3,143

	New Zealand — 1.2%
	Republic of New Zealand,
NZD 2,612	Reg. S, 2.75%, 04/15/2037	1,639
NZD 2,440	Reg. S, 3.50%, 04/14/2033	1,749
NZD 37,440	Reg. S, 4.50%, 04/15/2027	29,298

		32,686

	Nigeria — 0.2%
5,870	Federal Republic of Nigeria, 7.63%, 11/28/2047 (e)	6,046

	Oman — 0.1%
2,800	Oman Government International Bond, 4.75%, 06/15/2026 (e)	2,737

	Pakistan — 0.5%
	Republic of Pakistan,
3,085	6.88%, 12/05/2027 (e)	3,085
5,400	Reg. S, 6.75%, 12/03/2019	5,596
4,000	Reg. S, 7.25%, 04/15/2019	4,141

		12,822

	Paraguay — 0.0% (g)
560	Republic of Paraguay, 5.00%, 04/15/2026 (e)	602

	Portugal — 1.9%
	Portugal Obrigacoes do Tesouro,
EUR 13,253	Reg. S, 2.88%, 10/15/2025 (e)	17,317
EUR 14,146	Reg. S, 2.88%, 07/21/2026 (e)	18,394
EUR 11,600	Reg. S, 4.13%, 04/14/2027 (e)	16,446

		52,157

	Qatar — 0.4%
	State of Qatar,
10,900	Reg. S, 2.38%, 06/02/2021	10,696
995	Reg. S, 4.63%, 06/02/2046	1,031

		11,727

	Russia — 2.2%
	Russian Federation,
6,800	5.25%, 06/23/2047 (e)	7,021
RUB 1,583,000	7.10%, 10/16/2024	26,693
RUB 1,407,000	7.75%, 09/16/2026	24,558

		58,272

	Sri Lanka — 0.3%
	Republic of Sri Lanka,
3,700	6.20%, 05/11/2027 (e)	3,894
2,980	6.83%, 07/18/2026 (e)	3,271

		7,165

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Turkey — 0.5%
	Republic of Turkey,
5,350	5.13%, 03/25/2022	5,511
5,030	5.75%, 05/11/2047	4,753
2,250	6.63%, 02/17/2045	2,371

		12,635

	Ukraine — 0.6%
	Republic of Ukraine,
12,460	Reg. S, 7.75%, 09/01/2021	13,282
3,500	Reg. S, 7.75%, 09/01/2024	3,689

		16,971

	Uruguay — 0.1%
2,030	Republic of Uruguay, 4.38%, 10/27/2027	2,185

	Zambia — 0.1%
2,920	Republic of Zambia, Reg. S, 8.50%, 04/14/2024	3,157

	Total Foreign Government Securities (Cost $465,745)	478,968

Loan Assignments — 2.4% (cc)
	Canada — 0.1%
1,117	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 10/21/2021 (aa)	894
85	Garda World Security, 1st Lien Term Loan B, (LIBOR + 2.50% - 3.50%), 5.47%, 05/24/2024 (aa)	86
757	MEG Energy Corp., 1st Lien Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 12/31/2023 (aa)	756
755	Valeant Pharmaceuticals International, Inc., Series F-1 Tranche B Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 4.75%, 04/01/2022 (aa)	765

		2,501

	Luxembourg — 0.1%
1,014	Auris Luxembourg III Sarl, Term Loan B-7, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/17/2022 (aa)	1,021
475	Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.21%, 06/30/2019 (aa)	473
904	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 03/11/2022 (aa)	908

		2,402

	United States — 2.2%
1,058	A2Z Wireless Holdings, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.24%, 05/01/2023 (aa)	1,060
531	Acadia Healthcare Co., Inc., Tranche B-2 Term Loan, (ICE LIBOR USD 1 Month + 2.75%), 3.99%, 02/16/2023 (aa)	533
468	Albertson’s LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 12/21/2022 (aa)	455
156	Albertson’s LLC, 1st Lien Term Loan B-4, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 08/25/2021 (aa)	152
69	Albertson’s LLC, 1st Lien Term Loan B-6, (ICE LIBOR USD 3 Month + 3.00%), 4.46%, 06/22/2023 (aa)	67
886	Altice US Finance I Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 07/28/2025 (aa)	879
1,270	Avaya, Inc. 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 11/08/2024 (aa) ^	1,252
162	Avaya, Inc., DIP Term Loan, (1 Week LIBOR + 7.50%), 8.70%, 01/24/2018 (d) (aa)	162
185	Avaya, Inc., Term Loan B-3 Extending Tranche, (ICE LIBOR USD 3 Month + 4.50%), 5.87%, 01/26/2018 (d) (aa)	141
105	Avaya, Inc., Term Loan B-6, (ICE LIBOR USD 3 Month + 5.50%), 6.87%, 03/31/2018 (d) (aa)	80
479	Avaya, Inc., Term Loan B-7, (ICE LIBOR USD 3 Month + 5.25%), 6.62%, 05/29/2020 (d) (aa)	365
131	BJ’s Wholesale Club, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 7.50%), 8.74%, 02/03/2025 (aa)	128
792	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.66%, 12/31/2021 (aa)	855
2,045	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 3 Month + 5.50%), 6.02%, 12/31/2022 (aa) ^	2,010
978	Calpine Corp., Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.09%, 01/15/2024 (aa)	978
743	Centurylink, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 01/31/2025 (aa)	711
992	Chemours Co. (The), Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 2.50%), 3.85%, 05/12/2022 (aa)	1,001

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
796	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.81%, 08/23/2021 (aa) ^	847
739	CHG Healthcare Services, Term Loan B, (LIBOR + 3.25%), 4.63%, 06/07/2023 (aa)	741
290	Chrysler Group LLC, Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 3.29%, 12/31/2018 (aa)	291
2,298	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.75%), 4.99%, 10/02/2024 (aa)	2,326
835	CITGO Petroleum Corp., Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.84%, 07/29/2021 (aa)	822
1,065	Clover Merger Sub, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 09/26/2024 (aa)	1,017
843	Community Health Systems, Inc., Incremental 2021 Term H Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.48%, 01/27/2021 (aa)	806
490	Community Health Systems, Inc., Term Loan G, (ICE LIBOR USD 3 Month + 2.75%), 4.23%, 12/31/2019 (aa)	476
149	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 10/05/2023 (aa)	146
385	Consolidated Container, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 05/22/2024 (aa)	387
868	Continental Building Products, Inc., Term Loan B, (LIBOR + 2.50%), 3.84%, 08/18/2023 (aa)	871
738	CSC Holdings LLC, 1st Lien, (ICE LIBOR USD 1 Month + 2.25%), 3.51%, 07/17/2025 (aa)	733
850	Delta 2 Sarl, USD Facility B-3 Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 02/01/2024 (aa)	854
1,480	Dole Food Co., 1st Lien Term Loan B, (LIBOR +1.75% - 2.75%), 4.06%, 04/06/2024 (aa)	1,484
822	Duff & Phelps Corp., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 4.61%, 10/05/2024 (aa)	823
833	Energy Future Intermediate Holding Co. LLC, DIP Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 06/30/2018 (aa)	836
174	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.60%, 04/19/2019 (aa)	109
	First Data Corp., 1st Lien Term Loan,
786	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 07/08/2022 (aa)	785
695	(ICE LIBOR USD 1 Month + 2.25%), 3.56%, 04/26/2024 (aa)	695
399	Go Daddy Operating Co. LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.60%, 02/15/2024 (aa)	400
1,253	Golden Nugget, Inc., 1st Lien Term Loan B, (LIBOR + 3.25%), 4.60%, 10/04/2023 (aa)	1,262
2,302	Hargray Communications Group, Inc., Senior Secured Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	2,302
648	HD Supply, Inc., 1st Lien Term Loan B-4, (ICE LIBOR USD 3 Month + 2.50%), 3.83%, 10/17/2023 (aa)	652
242	Hearthside Group Holdings LLC, 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.24%, 06/02/2021 (aa)	244
448	HUB International Ltd., Initial Term Loan, (LIBOR + 3.00%), 4.41%, 10/02/2020 (aa)	450
550	iHeartCommunications, Inc., Term Loan D, (ICE LIBOR USD 3 Month + 6.75%), 8.08%, 01/30/2019 (aa)	414
24	iHeartCommunications, Inc., Tranche E Term Loan, (ICE LIBOR USD 3 Month + 7.50%), 8.83%, 07/30/2019 (aa)	18
400	Impala Private Holdings II LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.25%, 11/08/2024 (aa)	398
857	Infor US, Inc., Tranche B-6 Term Loan, (ICE LIBOR USD 3 Month + 2.75%), 4.08%, 02/01/2022 (aa)	856
377	Jeld-Wen, Inc., Term B-3 Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 07/01/2022 (aa)	379
2,885	Level 3 Financing, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.70%, 02/22/2024 (aa)	2,881
85	MacDonald Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 3 Month + 2.75%), 4.10%, 10/04/2024 (aa)	85
1,125	Misys, Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 4.98%, 06/13/2024 (aa)	1,123

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
422	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 11/29/2023 (aa)	333
235	MultiPlan, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 06/07/2023 (aa)	235
456	National Mentor Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.33%, 01/31/2021 (aa)	458
1,486	NVA Holdings, Inc., Term B-2 Loan, (ICE LIBOR USD 3 Month + 3.50%), 4.83%, 08/14/2021 (aa)	1,495
262	Packers Holdings LLC, Initial Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.74%, 12/02/2021 (aa)	263
251	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.34%, 03/11/2022 (aa)	216
985	Prime Security Services Borrower LLC, Term B-1 Loan, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 05/02/2022 (aa)	992
728	Qlik Technologies, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 3 Month + 3.50%), 5.04%, 04/26/2024 (aa)	712
990	Quest Software US Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 6.92%, 10/31/2022 (aa)	1,001
544	Rackspace Hosting, Inc., 1st Lien Term Loan B, (LIBOR + 3.00%), 4.38%, 11/03/2023 (aa)	544
410	Red Ventures LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.33%, 10/18/2024 (aa)	408
500	Rite Aid Corp., Tranche 2 Term Loan, (1 Week LIBOR + 3.88%), 5.09%, 06/21/2021 (aa)	501
1,669	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 5.85%, 11/01/2024 (aa)	1,683
998	Spin Holdco, Term Loan B, (ICE LIBOR USD 2 Month + 3.75%), 5.15%, 11/14/2022 (aa)	1,005
2,700	Staples, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 4.00%), 5.31%, 09/12/2024 (aa)	2,583
1,324	Summit Materials Co. I LLC, Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.60%, 11/11/2024 (aa) ^	1,332
115	Summit Midstream Partners Holdings LLC, Senior Secured Term Loan, (ICE LIBOR USD 1 Month + 6.00%), 7.35%, 05/16/2022 (aa)	117
243	SUPERVALU, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/02/2024 (aa)	233
404	SUPERVALU, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 4.85%, 06/08/2024 (aa)	389
1,095	Tennessee Merger Sub, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 02/06/2024 (aa)	1,069
470	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 12/27/2020 (aa)	471
791	Ultra Resources, Inc., Term Loan, (LIBOR + 3.00%), 4.41%, 04/12/2024 (aa)	789
353	Unifrax LLC, Senior Secured Term Loan, (ICE LIBOR USD 3 Month + 3.75%), 5.08%, 03/29/2024 (aa)	354
1,724	Univision Communications, Inc., 1st Lien Term Loan C-5, (ICE LIBOR USD 1 Month + 2.75%), 4.10%, 03/15/2024 (aa)	1,711
418	USI, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.35%, 05/16/2024 (aa)	417
1,420	WMG Acquisition Corp., Term Loan, (ICE LIBOR USD 1 Month + 2.50%), 3.83%, 11/01/2023 (aa)	1,421

		58,074

	Total Loan Assignments (Cost 63,778)	62,977

SHARES
Preferred Stocks — 0.0% (g)
	Bermuda — 0.0% (g)
– (h)	XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.48%, 01/02/2018 ($1,000 par value) (aa) @	58

	United States — 0.0% (g)
1	Goodman Private Preferred Shares (bb)	2

	Total Preferred Stocks (Cost $52)	60

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	United States — 0.0%
6	Vistra Energy Corp., expiring 12/31/2049 (a) (bb) (Cost $–)	5

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short-Term Investments— 4.8%
	U.S. Treasury Obligation — 0.0% (g)
285	U.S. Treasury Bills, 1.25%, 03/22/2018 (k) (n) (Cost $284)	284

	Investment Company — 4.8%
127,454	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $127,479)	127,480

	Total Short-Term Investments (Cost $127,763)	127,764

	Total Investments — 100.1% (Cost $2,619,204)	2,674,393
	Liabilities in Excess of Other Assets — (0.1)%	(944)

	NET ASSETS — 100.0%	$2,673,449

Percentages indicated are based on net assets.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of November 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	396	12/2017	AUD	39,132	446
Euro-Buxl	74	12/2017	EUR	14,722	36

					482

Short Contracts
Euro-Bund	(577)	12/2017	EUR	(111,752)	(405)
Euro-OAT	(261)	12/2017	EUR	(49,279)	(810)
Euro-Schatz	(2,346)	12/2017	EUR	(313,271)	177
U.S. Treasury 10 Year Note	(1,232)	03/2018	USD	(152,826)	487
U.S. Treasury 10 Year Ultra Note	(199)	03/2018	USD	(26,492)	102
U.S. Treasury 2 Year Note	(401)	03/2018	USD	(85,977)	(4)
U.S. Treasury 5 Year Note	(657)	03/2018	USD	(76,443)	142
U.S. Treasury Long Bond	(198)	03/2018	USD	(30,028)	247
U.S. Treasury Ultra Bond	(44)	03/2018	USD	(7,248)	61
3 Month Eurodollar	(1,581)	12/2018	USD	(387,049)	799
3 Month Eurodollar	(1,337)	12/2019	USD	(326,679)	97

					893

					1,375

Forward foreign currency exchange contracts outstanding as of November 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CZK	1,067,667	USD	48,476	Royal Bank of Canada	12/14/2017	1,351
EUR	3,290	AUD	5,109	National Australia Bank Ltd.	12/14/2017	54
EUR	3,796	USD	4,411	Citibank, NA	12/14/2017	110
EUR	1,065	USD	1,235	Deutsche Bank AG	12/14/2017	34
EUR	1,438	USD	1,693	Goldman Sachs International	12/14/2017	20
EUR	816	USD	953	National Australia Bank Ltd.	12/14/2017	18
EUR	1,487	USD	1,744	Royal Bank of Canada	12/14/2017	28
GBP	559	USD	746	Citibank, NA	12/14/2017	10
GBP	390	USD	515	National Australia Bank Ltd.	12/14/2017	12
JPY	5,648,188	USD	49,872	Goldman Sachs International	12/14/2017	338
USD	51,214	AUD	66,827	Australia & New Zealand Banking Group Ltd.	12/14/2017	670
USD	50,721	CAD	64,696	Barclays Bank plc	12/14/2017	567
USD	62,619	NZD	90,642	Australia & New Zealand Banking Group Ltd.	12/14/2017	674
USD	3,990	NZD	5,775	National Australia Bank Ltd.	12/14/2017	43
USD	22,771	SEK	190,467	Barclays Capital, Inc.	12/14/2017	2
USD	10,589	TRY	41,530	HSBC Bank, N.A.	12/14/2017	15
ZAR	174,591	USD	12,292	BNP Paribas	12/14/2017	417
ZAR	45,846	USD	3,174	Citibank, NA	12/14/2017	164
ZAR	263,806	USD	18,373	Goldman Sachs International	12/14/2017	831
ZAR	16,344	USD	1,149	HSBC Bank, N.A.	12/14/2017	41

Total unrealized appreciation						5,399

EUR	3,612	USD	4,316	National Australia Bank Ltd.	12/14/2017	(14)
NZD	29,198	USD	20,190	TD Bank Financial Group	12/14/2017	(236)
TRY	39,106	USD	10,101	Barclays Bank plc	12/14/2017	(144)
TRY	2,424	USD	626	Royal Bank of Canada	12/14/2017	(9)
USD	51,586	CHF	51,198	Credit Suisse International	12/14/2017	(497)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,036	EUR	4,335	Australia & New Zealand Banking Group Ltd.	12/14/2017	(126)
USD	421,865	EUR	361,157	Barclays Bank plc	12/14/2017	(8,259)
USD	1,457	EUR	1,247	Citibank, NA	12/14/2017	(27)
USD	488	EUR	415	Goldman Sachs International	12/14/2017	(6)
USD	1,112	EUR	942	Royal Bank of Canada	12/14/2017	(10)
USD	118,285	EUR	101,807	State Street Corp.	12/14/2017	(2,964)
USD	9,024	EUR	7,638	State Street Bank & Trust	12/14/2017	(73)
USD	27,097	GBP	20,682	State Street Corp.	12/14/2017	(883)
USD	49,693	JPY	5,648,188	TD Bank Financial Group	12/14/2017	(517)
USD	35,013	ZAR	500,587	Citibank, NA	12/14/2017	(1,427)

Total unrealized depreciation						(15,192)

Net unrealized depreciation						(9,793)

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLO	—	Collateralized Loan Obligation
CZK	—	Czech Republic Koruna
DIP	—	Debtor-in-possession
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GNMA	—	Government National Mortgage Association
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
MYR	—	Malaysian Ringgit
NZD	—	New Zealand Dollar
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities
Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RUB	—	Russian Ruble
SEK	—	Swedish Krona
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2017.
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of November 30, 2017.
(n)	—	The rate shown is the effective yield as of November 30, 2017.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of November 30, 2017. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of November 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$79,424	$2,103	$81,527
Italy	—	6	—	6
United States	—	45,989	28,762	74,751

Total Asset-Backed Securities	—	125,419	30,865	156,284

Collateralized Mortgage Obligations
Collateralized Mortgage Obligations
Italy	—	—	142	142
United States	—	62,122	382	62,504

Total Collateralized Mortgage Obligations	—	62,122	524	62,646

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	864	864
United States	—	109,024	51,244	160,268

Total Commercial Mortgage-Backed Securities	—	109,024	52,108	161,132

Convertible Bonds
China	—	3,429	—	3,429

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Netherlands	$—	$1,896	$—	$1,896
South Korea	—	1,102	—	1,102
United Arab Emirates	—	868	—	868
United States	—	63,732	—	63,732

Total Convertible Bonds	—	71,027	—	71,027

Corporate Bonds
Argentina	—	10,276	—	10,276
Australia	—	4,998	—	4,998
Bahrain	—	1,566	—	1,566
Belgium	—	14,305	—	14,305
Brazil	—	23,736	—	23,736
Canada	—	22,655	—	22,655
Chile	—	2,732	—	2,732
China	—	10,223	—	10,223
Colombia	—	2,133	—	2,133
Denmark	—	3,052	—	3,052
Finland	—	475	—	475
France	—	74,796	—	74,796
Germany	—	55,216	—	55,216
Greece	—	3,312	—	3,312
Guatemala	—	1,477	—	1,477
Hong Kong	—	1,501	—	1,501
Indonesia	—	931	—	931
Ireland	—	36,191	—	36,191
Israel	—	5,074	—	5,074
Italy	—	56,518	—	56,518
Jamaica	—	2,288	—	2,288
Japan	—	9,804	—	9,804
Jordan	—	904	—	904
Kazakhstan	—	3,365	—	3,365
Kuwait	—	5,717	—	5,717
Luxembourg	—	70,479	—	70,479
Mexico	—	23,027	—	23,027
Netherlands	—	48,136	—	48,136
Nigeria	—	3,120	—	3,120
Panama	—	729	—	729
Peru	—	6,453	—	6,453
Portugal	—	10,360	—	10,360
Qatar	—	4,627	—	4,627
Singapore	—	907	—	907
Spain	—	44,249	—	44,249
Sweden	—	13,822	—	13,822
Switzerland	—	22,842	—	22,842
Turkey	—	2,288	—	2,288
United Arab Emirates	—	5,174	—	5,174
United Kingdom	—	103,570	—	103,570
United States	—	837,515	607	838,122

Total Corporate Bonds	—	1,550,543	607	1,551,150

Foreign Government Securities	—	478,968	—	478,968
Preferred Stocks
Bermuda	—	58	—	58
United States	—	—	2	2

Total Preferred Stocks	—	58	2	60

Common Stocks
Colombia	1,368	—	—	1,368
Ireland	412	—	—	412
New Zealand	—	—	80	80
United States	485	—	35	520

Total Common Stocks	2,265	—	115	2,380

Loan Assignments
Canada	—	2,501	—	2,501

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Luxembourg	$—	$2,402	$—	$2,402
United States
Total Loan Assignments	—	58,074	—	58,074

	—	62,977	—	62,977

Rights
United States	—	—	5	5
Short-Term Investment
Investment Company	127,480	—	—	127,480
U.S. Treasury Obligation	—	284	—	284

Total Investments in Securities	129,745	2,460,422	84,226	2,674,393

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,399	$—	$5,399
Futures Contracts	2,594	—	—	2,594

Total Appreciation in Other Financial Instruments	$2,594	$5,399	$—	$7,993

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,192)	$—	$(15,192)
Futures Contracts	(1,219)	—	—	(1,219)

Total Depreciation in Other Financial Instruments	$(1,219)	$(15,192)	$—	$(16,411)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 2 and level 3 during the period ended November 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of August 31, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2017
Investments in Securities:
Asset-Backed Securities - Cayman Islands	$—		$(3)	$10	$—	(b)	$—	$(135)	$2,231	$—	$2,103
Asset-Backed Securities - Ireland	785		—	— (b)	—		—	(785)	—	—	—
Asset-Backed Securities - United States	21,828		53	187	4		3,561	(1,644)	4,773	—	28,762
Collateralized Mortgage Obligation - Italy	142		—	—	—		—	—	—	—	142
Collateralized Mortgage Obligation - United States	—		—	—	—		382	—	—	—	382
Commercial Mortgage-Backed Securities - Cayman Islands	864		—	—	—	(b)	—	—	—	—	864
Commercial Mortgage-Backed Securities - United States	35,746		(21)	(247)	8		17,295	(4,087)	3,399	(849)	51,244
Common Stocks - New Zealand	73		—	7	—		—	—	—	—	80
Common Stocks - United States	—	(a)	—	26	—		9	—	—	—	35
Corporate Bonds - United States	959		— (b)	12	1		28	(2)	—	(391)	607
Preferred Stock - United States	2		—	—	—		—	—	—	—	2
Rights - United States	7		—	(2)	—		—	—	—	—	5

	$60,406		$29	$(7)	$13		$21,275	$(6,653)	$10,403	$(1,240)	$84,226

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.
(b)	Amount rounds to less than $500.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $ (13,000). This amount is included in Change in net unrealized appreciation/depreciation of investments in non-affiliates on the Statement of Operations.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$—	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.4x (6.4x)

Common Stock	—
	2		Market Comparable Companies	EBITDA Multiple (b)	6.4x (6.4x)

				Discount for potential outcome (c)	30.00% (30.00%)
Preferred Stock	2
	27,490		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (9.68%)

				Constant Default Rate	0.00% - 7.29% (1.86%)
				Yield (Discount Rate of Cash Flows)	1.98% - 6.18% (3.70%)
Asset-Backed Securities	27,490
	382		Pending Distribution Amount	Expected Recovery	100.00% (100.00%)

Commercial Mortgage Obligations	382
	52,108		Discounted Cash Flow	PSA Prepayment Model	199.00% (199.00%)

				Yield (Discount Rate of Cash Flows)	(30.36)% - 38.75% (0.60%)
Commercial Mortgage-Backed Securities	52,108
	355		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.24% -15.71% (10.20%)
	—	(a)	Pending Distribution Amount	Discount for potential outcome (c)	100.00% (100.00%)

Corporate Bonds	355
Total	$80,337

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2017, the value of these investments was approximately $3,889,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.

(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2017 (Unaudited) (continued)

ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
January 26, 2018

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Acting Treasurer and Principal Financial Officer
January 26, 2018